Securities Act of 1933
File No. 33-32864
Investment Company Act of 1940
File No. 811-5887


UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-effective Amendment No.      [   ]
Post-effective Amendment No. 7   [ x ]



REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10          [ x ]

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS
(Exact name of Registrant as Specified in Charter)
6230 Claremont Avenue, Oakland, CA 94618
(Address of Principal Executive Office) (Zip code)
Registrant's Telephone Number, Including Area Code:
(510) 654-5383



Jim Alexander, Program Coordinator
Alameda-Contra Costa Medical Association
Collective Investment Trust for Retirement Plans
6230 Claremont Avenue
Oakland, CA  94618
(Name and Address of Agent for Service)

Copies to:
Phillip J. Goldberg, Esq.
Hassard Bonnington
Two Embarcadero Center, Suite 1800
San Francisco, CA  94111-3993

Approximate Date of Proposed Public Offering: As soon as practicable after this Amendment becomes effective.



It is proposed that this filing will become effective (check appropriate box)
[  ]  Immediately upon filing pursuant to paragraph (b)
[  ]  on (date) pursuant to paragraph (b)
[  ]  60 days after filing pursuant to paragraph (a) (1)
[ X]  on April 30, 1996 pursuant to paragraph (a) (1)
[  ]  75 days after filing pursuant to paragraph (a) (2)
[  ]  on (date) pursuant to paragraph (a) (2) of rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.




Registrant has elected to register an indefinite number of units pursuant to Regulation 24f-2 of the Investment Company Act of 1940 and filed a Rule 24f-2 Notice for its most recent fiscal year on February 16, 1996.



DATED APRIL 30, 1996

Alameda-Contra Costa Medical Association Collective Investment
Trust For Retirement Plans

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Such registration does not involve supervision of management or investment practices or policies of the Trust. Wells Fargo Bank, National Association. is the Custodial Trustee of the Trust. The Alameda-Contra Costa Medical Association established, and provides administrative services to, the Trust. Investment managers act as investment advisers to the Trust.

The Trust currently offers seven investment portfolios, each with a different investment objective, for the investment of retirement assets held in Retirement Plans. The assets of a Retirement Plan may be invested in one or more of the Portfolios and may be transferred among the Portfolios on any Valuation Date.

The International Value Equity Portfolio seeks to increase retirement assets through investing primarily in the American
Depository Receipts of companies incorporated or organized outside the United States.

The Growth Equity Portfolio seeks to increase retirement assets through equity securities which provide long term growth of capital. The realization of current income is not a consideration.

The Value Equity Portfolio seeks to increase retirement assets primarily through equity securities which provide long term growth of capital. Current income is a secondary objective.

The Balanced Portfolio seeks to increase retirement assets through a balance of current income and long term growth of capital.

The Long-Intermediate Fixed Income Portfolio seeks to obtain increased income for retirement assets by investing in quality long and intermediate term fixed income securities, including corporate and government fixed income obligations and mortgage-backed securities.


The Short-Intermediate Fixed Income Portfolio seeks to obtain interest income for retirement assets by investing in quality short and intermediate term fixed income securities, including corporate and government fixed income obligations and mortgage-backed securities.

The Money Market Portfolio seeks to increase retirement assets by providing a high level of current income with equal emphasis on stability and liquidity of principal, although a stable or constant net asset value may not be maintained.

This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing.
Please read and retain this Prospectus for future reference.



Additional information about the Trust has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 30, 1996. The Statement of Additional Information is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information can be obtained without charge by writing to the Alameda-Contra Costa Medical Association, 6230 Claremont Avenue, Oakland, CA 94618, or by calling the Association at (510) 654-5383.

Units of beneficial interest in the Portfolios are sold without a sales charge and are available only to Retirement Plans.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




The date of this Prospectus is April 30, 1996
PAGE

TABLE OF CONTENTS
SUMMARY                                                         5

THE TRUST                                                      12



HOW TO INVEST IN THE TRUST                                     13
     Eligibility for Admission                                 13
     Establishing an IRA and/or SEP                            14
     Establishing a Qualified Plan                             14
     Investing in the Trust                                    14



INVESTMENT OBJECTIVES AND POLICIES                             15
     The International Value Equity Portfolio                  16
     The Growth Equity Portfolio                               18
     The Value Equity Portfolio                                19
     The Balanced Portfolio                                    21
     The Long-Intermediate Fixed Income Portfolio              22
     The Short-Intermediate Fixed Income Portfolio             25
     The Money Market Portfolio                                27
     Special Risk Considerations                               29
     Dividends and Distributions                               30

INVESTMENT RESTRICTIONS                                        30

REDEMPTIONS                                                    31

EXCHANGES                                                      32



VALUATION OF UNITS                                             33

PERFORMANCE                                                    33



INVESTMENT MANAGEMENT AND ADMINISTRATION ARRANGEMENTS          34
     The Supervisory Committee                                 34
     The Custodial Trustee                                     34
     The Administrator                                         35
     The Investment Management Agreements                      35
     Expenses of the Trust                                     37



INCOME TAX INFORMATION                                         38
     Tax Treatment of the Trust                                38
     Tax Treatment of Participating Trusts                     38
     IRAs                                                      39
     SEPs                                                      40
     Qualified Plans                                           40



OTHER INFORMATION                                              42
     Description of the Units and Voting Rights                42
     Termination of the Trust                                  43
     Counsel and Independent Accountants                       43
     Additional Information                                    44

APPENDIX                                                        1

No person has been authorized in connection with the offering made hereby to give any information or to make any representations other than those contained in this Prospectus and the Statement of Additional Information, and, if given or made, such representations must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, any securities other than the securities to which it relates, or an offer to or a solicitation of any person in any jurisdiction in which such offer or solicitation would be unlawful.

SUMMARY

The Trust

The Trust is a collective investment trust which was established by the Alameda-Contra Costa Medical Association. It is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Such regis-tration does not involve supervision of management or investment practices or policies of the Trust. Wells Fargo Bank, National Association, is the Custodial Trustee of the Trust. See "The Trust." Units of the Trust are available to Retirement Plans. See "How to Invest in the Trust."

Investment Objectives and Policies

The Trust currently offers seven investment Portfolios, each with a different investment objective, for the investment of retirement assets held in Retirement Plans. The assets of a Retirement Plan may be invested in one or more of the Portfolios and may be transferred among the Portfolios on any Valuation Date. See "Investment Objectives and Policies" and "Exchanges."

The International Value Equity Portfolio seeks to increase retirement assets through investing primarily in the American
Depository Receipts of companies incorporated or organized outside the United States.

The Growth Equity Portfolio seeks to increase retirement assets through equity securities which provide long term growth of capital. The realization of current income is not a consideration.

The Value Equity Portfolio seeks to increase retirement assets primarily through equity securities which provide long term growth of capital. Current income is a secondary objective.

The Balanced Portfolio seeks to increase retirement assets through a balance of current income and long term growth of capital.

The Long-Intermediate Fixed Income Portfolio seeks to obtain increased income for retirement assets by investing in quality long and intermediate term fixed income securities, including corporate and government fixed income obligations and mortgage-related securities.

The Short-Intermediate Fixed Income Portfolio seeks to obtain interest income for retirement assets by investing in quality short and intermediate term fixed income securities, including corporate and government fixed income obligations and mortgage-related securities.

The Money Market Portfolio seeks to increase retirement assets by providing a high level of current income with equal emphasis on stability and liquidity of principal.

The net asset value per Unit of the International Value Equity Portfolio, the Growth Equity Portfolio, the Value Equity Portfolio, the Balanced Portfolio, the Long-Intermediate Fixed Income Portfolio and the Short-Intermediate Fixed Income Portfolio will fluctuate, while the net asset value of the Money Market Portfolio is not expected to significantly fluctuate in price from its principal value.

Special Risk Considerations

Monies invested in the Portfolios are subject to certain risks. Since each of the Portfolios will invest in different types of investments, the risks of participating in the Trust will vary depending on the Portfolio or Portfolios chosen. Before selecting a Portfolio or Portfolios for investment of Retirement Plans, a participant should assess the risks associated with the types of investments made by each Portfolio. See "Investment Objectives and Policies."

There is no assurance that the Portfolios will achieve their investment objectives. The value of interest bearing securities held in the Portfolios will generally vary inversely with changes in prevailing interest rates, while the value of equity-based securities held in the Portfolios will fluctuate as the stock market fluctuates. The value of all securities held in the Portfolios will vary due to economic conditions and other market factors. The Money Market Portfolio, with its relatively stable Unit value, will not offer the same potential for long term appreciation as the other Portfolios. The Portfolio will not attempt to maintain a stable or constant net asset value.

Administration of the Trust

Wells Fargo Bank, National Association, is the Custodial Trustee of the Trust. The Alameda-Contra Costa Medical Association provides administrative services to the Trust. Lazard Freres & Company, The Burridge Group, Inc., Towneley Capital Management, Inc., Guardian Investment Management and Scudder, Stevens & Clark serve as investment advisers to specified Portfolios of the Trust. See "Investment Management and Administration Arrangements" for a discussion of the services to be provided and fees to be paid for such services.

Investment in the Trust

The minimum initial investment for admission to a Portfolio is $100. There is no minimum requirement for subsequent investments. The purchase price for Units of a Portfolio is the net asset value per Unit on the next Valuation Date following receipt by the Association of a Participating Trust's satisfactorily completed investment instructions and payment. Units may be withdrawn from the Trust or funds transferred from one Portfolio to another on any Valuation Date. See "How to Invest in the Trust," "Exchanges" and "Redemptions."

Fees and Expenses of the Portfolios

The following table of fees and expenses is provided to assist investors in understanding the various costs and expenses that a Participant in a Participating Trust will bear directly or indirectly in connection with investment in one or more Port-folios. The example set forth below is not a representation of future expenses; the Portfolios' expenses may be more or less than those shown. The tables and the assumption in the example of a 5% annual return are required by regulations of the Securities and Exchange Commission; the 5% annual return is not a prediction of and does not represent the projected performance of the Portfolios. For a more complete description of the various costs and expenses, see "Investment Management and Administration Arrangements."
PAGE



Unitholder Transaction Expenses: None

                                                                                 Long-            Short-
                                 International  Growth     Value                 Intermediate  Intermediate  Money
                                 Value Equity   Equity     Equity     Balanced   Fixed Income  Fixed Income  Market
                                 Portfolio <F1> Portfolio  Portfolio  Portfolio  Portfolio     Portfolio     Portfolio
Annual Portfolio Operating <F2>
 Expenses (as a percentage
 of average net assets):
Management Fees <F3>             1.00%           .80%       .95%      .60%       .48%          .50%          .51%
12b-1 Fees <F3>                     0              0          0         0          0             0             0
Other Expenses
 Custodial Trustee                .24%           .22%       .22%      .22%       .22%          .21%          .21%
 Administrator                    .48%           .49%       .50%      .49%       .49%          .49%          .49%
 Other                            .24%           .16%       .15%      .16%       .16%          .17%          .17%
Total Portfolio Operating
 Expenses <F4>                   1.96%          1.67%      1.82%      1.47%      1.35%         1.37%         1.38%



<F1>
Unlike the other portfolios, the figures for the International Value Equity Portfolio are based upon estimated annualized projections.
<F2>
Operating Expenses are based on actual expense amounts incurred for the year ended December 31, 1995.
<F3>
The Trust does not impose a sales load, redemption fees, exchange fees, or 12b-1 fees.
<F4>
There are no initial or annual maintenance fees for participation in the Trust.



The assumed return of 5% and expenses should not be considered indications of actual or expected Portfolio performance, both of which may vary.
Example:
You would pay the following expenses in each of the Portfolios on a $1000 investment, assuming (1) 5% annual return and
(2) whether or not a redemption occurs at the end of each time period:
                                                              Long-         Short-
               International  Growth     Value                Intermediate  Intermediate  Money
               Value Equity   Equity     Equity     Balanced  Fixed Income  Fixed Income  Market
               Portfolio      Portfolio  Portfolio  Portfolio Portfolio     Portfolio     Portfolio
1 year           $ 20           $ 17       $ 18       $ 15      $ 14          $ 14          $ 14
3 years          $ 62           $ 53       $ 57       $ 46      $ 43          $ 42          $ 44
5 years          $106           $ 91       $ 99       $ 80      $ 74          $ 75          $ 76
10 years         $229           $198       $214       $176      $162          $165          $166

Condensed Financial Information



The selected data for years ended December 31, 1991 through December 31, 1995 has been audited by Coopers & Lybrand,
L.L.P., independent auditors whose report dated February 9, 1996 is contained in a Statement of Additional Information which may be obtained without charge by writing to the Alameda-Contra Costa Medical Association, 6230 Claremont Avenue,
Oakland, CA 94618 or by calling the Association at (510) 654-5383.  The other selected data, also audited, is not covered by the auditor's current report.


INTERNATIONAL EQUITY PORTFOLIO           1995 <F5>

Net asset value, beginning of period     10.00

Net investment gain (loss)                   0

Net realized and unrealized gain (loss)   0.09
                                         _____

Total from investment operations          0.09

Net asset value, end of period           10.09

Total Return                             11.35%


Ratios and Supplemental Data


Net assets at end of period (in 000's)     805

Ratio of expenses to average net assets   0.11%

Ratio of net investment income to
 average net assets                       0.04%

Portfolio turnover rate                      0

<F5>
From December 1, 1995 through December 31, 1995.

PAGE



Condensed Financial Information, continued


GROWTH EQUITY PORTFOLIO                   1995      1994     1993      1992 <F6>

Net asset value, beginning of year        12.12     13.01    11.74     10.00

Net investment gain (loss)                 (.07)     (.11)    (.07)     (.01)

Net realized and unrealized gain (loss)    2.22      (.78)    1.34      1.75
                                          _____     _____    _____     _____

Total from investment operations           2.15      (.89)    1.27      1.74

Net asset value, end of year              14.27     12.12    13.01     11.74

Total Return                              17.74%    (6.84)%  10.82%    69.60% <F7>


Ratios and Supplemental Data


Net assets at end of year (in 000's)      3,361     2,539    3,242     1,660

Ratio of expenses to average net assets    1.67%     1.86%    1.79%      .41%

Ratio of net investment income to
 average net assets                        (.68)%    (.72)%   (.68)%    (.07)%

Portfolio turnover rate                   33.63%    52.49%   38.58%    12.95%

<F6>
From October 1, 1992 (inception) through December 31, 1992.
<F7>
annualized

PAGE



Condensed Financial Information, continued


VALUE EQUITY PORTFOLIO                   1995      1994      1993     1992      1991      1990

Net asset value, beginning of year        94.93     95.88    83.11     73.63     60.74     60.54

Net investment income                      1.48       .21      .78      1.54      1.64      1.01

Net realized and unrealized gain (loss)   22.79     (1.16)   11.99      7.94     11.25      (.81)
                                          _____    ______    _____     _____     _____     _____

Total from investment operations          24.27      (.95)   12.77      9.48     12.89       .20

Net asset value, end of year             119.20     94.93    95.88     83.11     73.63     60.74

Total Return                              25.57%     (.99)%  15.37%    12.88%    21.22%      .33% <F7>


Ratios and Supplemental Data


Net assets at end of year (in 000's)     20,280    16,825   15,518    12,622    11,761     9,598

Ratio of expenses to average net assets    1.82%     1.99%    1.99%     2.01%     2.16%      .59%

Ratio of net investment income to
 average net assets                        1.15%      .70%    1.18%     1.75%     2.39%     1.67%

Portfolio turnover rate                  103.58%   116.01%   65.85%    85.40%    75.67%    56.48%

<F7>
annualized

PAGE



Condensed Financial Information, continued


BALANCED PORTFOLIO                       1995      1994      1993     1992      1991      1990

Net asset value, beginning of year        37.05     37.04    34.19     32.48     27.43     28.83

Net investment income                       .40      1.67     1.55       .65       .76       .97

Net realized and unrealized gain (loss)    8.46     (1.66)    1.30      1.06      4.29     (2.37)
                                          _____    ______    _____     _____     _____     _____

Total from investment operations           8.86       .01     2.85      1.71      5.05     (1.40)

Net asset value, end of year              45.91     37.05    37.04     34.19     32.48     27.43

Total Return                              23.91%      .03%    8.34%     5.26%    18.41%   (11.65)% <F7>


Ratios and Supplemental Data


Net assets at end of year (in 000's)      3,489     2,486    2,854     3,223     2,593     1,795

Ratio of expenses to average net assets    1.47%     1.63%    1.63%     1.64%     1.78%      .29%

Ratio of net investment income to
 average net assets                        2.68%     3.09%    2.57%     2.59%     3.37%     3.51%

Portfolio turnover rate                    6.30%     5.18%    4.75%    17.78%    13.61%     5.43%

<F7>
annualized

PAGE



Condensed Financial Information, continued


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO 1995      1994      1993     1992      1991      1990

Net asset value, beginning of year        48.23     50.73    46.46     43.67     38.04     36.43

Net investment income                      1.89      5.96     2.94      3.03      2.36      1.53

Net realized and unrealized gain (loss)    6.76     (8.46)    1.33      (.24)     3.27       .08
                                          _____    ______    _____     _____     _____     _____

Total from investment operations           8.65     (2.50)    4.27      2.79      5.63      1.61

Net asset value, end of year              56.88     48.23    50.73     46.46     43.67     38.04

Total Return                              17.93%    (4.93)%   9.19%     6.39%    14.80%    10.61% <F7>


Ratios and Supplemental Data


Net assets at end of year (in 000's)      4,722     3,763    5,156     4,908     4,843      3,816

Ratio of expenses to average net assets    1.35%     1.49%    1.49%     1.52%     1.70%      .28%

Ratio of net investment income to
 average net assets                        5.53%     5.64%    5.44%     6.11%     6.49%     4.36%

Portfolio turnover rate                    5.95%        0%   10.68%     9.79%    20.60%     1.86%

<F7>
annualized

PAGE



Condensed Financial Information, continued


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO 1995      1994     1993      1992      1991      1990

Net asset value, beginning of year         18.85     19.35    18.19     17.15     15.37     14.13

Net investment income                       1.48      1.45      .78       .01       .85       .69

Net realized and unrealized gain (loss)      .57     (1.95)     .38      1.03       .93       .55
                                           _____    ______    _____     _____     _____     _____

Total from investment operations            2.05      (.50)    1.16      1.04      1.78      1.24

Net asset value, end of year               20.90     18.85    19.35     18.19     17.15     15.37

Total Return                               10.88%    (2.58)%   6.38%     6.06%    11.58%    21.06% <F7>


Ratios and Supplemental Data


Net assets at end of year (in 000's)       6,073     6,182    7,575     6,747     3,336      2,666

Ratio of expenses to average net assets     1.37%     1.51%    1.47%     1.47%     1.68%      .28%

Ratio of net investment income to
 average net assets                         4.76%     4.78%    4.75%     5.16%     6.04%     4.60%

Portfolio turnover rate                    19.21%        0%   25.60%     6.69%    41.22%    26.50%

<F7>
annualized

PAGE



Condensed Financial Information, continued


MONEY MARKET PORTFOLIO                    1995      1994        1993      1992      1991      1990

Net asset value, beginning of year         41.80     40.78      39.94     38.66     36.77     35.33

Net investment income                       3.91      1.15       9.38      7.29      2.74      1.27

Net realized and unrealized gain (loss)    (1.68)    ( .13)     (8.54)    (6.01)     (.85)      .17
                                           _____    ______      _____     _____     _____     _____

Total from investment operations            2.23      1.02        .84      1.28      1.89      1.44

Net asset value, end of year               44.03     41.80      40.78     39.94     38.66     36.77

Total Return                                5.33%     2.50%      2.10%     3.31%     5.14%     9.78% <F7>


Ratios and Supplemental Data


Net assets at end of year (in 000's)       2,566     2,716      2,120     3,481     7,415      9,619

Ratio of expenses to average net assets     1.38%     1.50%      1.59%     1.55%     1.76%      .59%

Ratio of net investment income to
 average net assets                         4.11%     2.87%      3.60%     4.33%     5.10%     7.72%

<F7>
annualized

PAGE

THE TRUST

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans (the "Trust") is a collective investment trust which was established under the laws of the State of California by the Alameda-Contra Costa Medical Association (the "Association") to be managed by a Supervisory Committee with Wells Fargo Bank, National Association ("Wells Fargo"), acting as the custodial trustee (the "Custodial Trustee") under a Declaration of Trust dated February 9, 1990. The Association is also administrator of the Trust pursuant to an Administrative Services Agreement dated as of July 24, 1990, between the Trust and the Association (the "Administrative Services Agreement"). The Trust is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Such registration does not involve supervision of management or investment practices or policies of the Trust. Units of beneficial interest in the Portfolios (the "Units") are sold without a sales charge and are available only to Retirement Plans. See "How to Invest in the Trust." Retirement Plans that have been admitted to the Trust are referred to as "Participating Trusts." An individual for whose benefit a Participating Trust is maintained or who may be entitled to receive benefits from a Participating Trust is referred to as a "Participant."

Assets of the Portfolios are invested in accordance with their investment objectives by investment managers (each, an "Investment Manager") who have contracted with the Trust to provide investment advisory and management services to specified Portfolios. See "Investment Objectives and Policies" and "Investment Management and Administration Arrangements--The Investment Management Agreements."


HOW TO INVEST IN THE TRUST

Eligibility for Admission

To invest in the Trust, an individual, partnership, or corporation must establish a Retirement Plan.

Retirement Plans are:

Individual retirement trust accounts ("IRAs"), including rollover IRA and IRAs established to receive contributions under simplified employee Pension Plans ("SEPs"), that are exempt under
Section 408(e) of the Internal Revenue Code of 1986, as amended (the "Code"), and that are maintained in conformity with Section 408(a) of the Code, and

Trusts described in Section 401(a) of the Code that are exempt from taxation under Section 501(a) of the Code and form parts of stock bonus, pension or profit sharing plans ("Qualified Plans").

Prototype Plans.



The Association sponsors the Alameda-Contra Costa Medical Association Prototype Defined Contribution Plan and Trust (the "Prototype Plan") which can be adopted by a self-employed individual, partnership or corporation (the "Employer") that is a member of (or whose partners or shareholders are members of) the Association, other county associations or the California Medical Association. Most Qualified Plans represent adoption of the Prototype Plan. The Prototype Plan authorizes Participants to direct the plan trustee appointed by the Employer (the "Plan Trustee") to invest contributions made under the Qualified Plan by, or for, a Participant in one or more of the Portfolios. In addition, if so authorized by the Employer, the Participant may direct the Plan Trustee to invest contributions in any readily tradable security or life insurance contracts.

Other Plans.

Other Qualified Plans that do not represent an adoption of the Prototype Plan may also invest in the Portfolios provided their governing documents specifically authorize such investment.

IRA's.

Each IRA authorized to invest in a Portfolio is established by adopting the Alameda-Contra Costa Medical Association Individual Retirement Plan. The Participant for whose benefit the IRA is maintained (or his or her beneficiary, in the event of the Participant's death) is authorized to direct the investment of assets in the IRA in one or more Portfolios.

Establishing an IRA and/or SEP

Documents for establishing an IRA and/or a SEP, which consist of an adoption agreement, Plan document, contribution agreement (for a SEP) and Disclosure Statement describing eligibility, amounts of, deadlines for making contributions to, and rules regarding distributions from, an IRA and/or a SEP, can be obtained from the Association, 6230 Claremont Avenue, Oakland, CA 94618, or by calling (510) 654-5383. New IRA's will be opened as of the date that an executed adoption agreement is received by the Association. If the agreement is revoked within seven days, the individual will receive a refund of all contributions. SEP's become effective on the date specified in the contribution agreement (IRS Form 5305-SEP) establishing the SEP.

Establishing a Qualified Plan

Documents required for establishing a Qualified Plan can be obtained from the Association, 6230 Claremont Avenue, Oakland, CA 94618, or by calling (510) 654-5383. Qualified Plans become effective on the date specified in the adoption agreement or Plan Document, in the case of an individually designed plan.

Investing in the Trust

Once a Retirement Plan has been established, the Participant, the Plan Trustee or other person with investment authority for a particular Retirement Plan may direct the Association to instruct the Custodial Trustee to invest the Retirement Plan assets in one or more Portfolios using a request form provided by the Association. Admissions to the Trust will be made as of the valuation Date next succeeding establishment of a Retirement Plan and contribution of funds. The completed form should be delivered to the Association at 6230 Claremont Avenue, Oakland, California 94618 to the attention of Mary S. Hale, Program Coordinator. Unless the Participant already has funds available for investment in a Portfolio or Portfolios, the form should be accompanied by a check made payable to Wells Fargo Bank for the amount intended to be invested in the Trust. Cash should not be mailed.

Each Plan Trustee or Participant, as the case may be, is responsible for notifying the Association on a timely basis of investment instructions. The Association aggregates the instruc-tions from the various Plan Trustees, in the case of Qualified Plans, and Participants, in the case of IRAs, and instructs the Custodial Trustee to allocate the Retirement Plan assets among the Portfolios in accordance with such investment instructions.

The minimum initial investment for participation in a Portfolio is $100. There is no minimum requirement for subsequent investments. The purchase price for Units of a Portfolio is the net asset value per Unit on the next Valuation Date following receipt by the Association of a Participating Trust's satisfactorily completed investment instructions and payment. Investments are subject to determination by the Association that the investment instruction form has been properly completed.

If funds are received by the Association without designation of a Portfolio, the Association shall, if it is unable to confirm the Portfolio designation, instruct the Custodial Trustee to invest the funds in accordance with the Custodial Trustee's most recent investment instructions. If the investment is the initial investment for a Participating Trust, the undesignated funds will be invested in the Money Market Portfolio pending further instruction from the Participant or Plan Trustee, as the case may be.

Units of the Trust may be redeemed as described under "Redemptions." Because Units are not transferable, certificates representing Units will not be issued. All Units purchased are confirmed by mail to the Participating Trust and are credited to the account of the Participating Trust on the Trust's books.

The Supervisory Committee reserves the right in its sole discretion to suspend the availability of Units when, in the judgment of the Supervisory Committee, such suspension is in the best interests of the Trust. The Custodial Trustee reserves the right to reject investment instructions when, in the judgment of the Custodial Trustee, such rejection is in the best interests of the Trust.


INVESTMENT OBJECTIVES AND POLICIES

The Trust currently offers seven Portfolios, each with a different investment objective, for the investment of retirement assets held in Retirement Plans. The assets of a Retirement Plan may be invested in one or more Portfolios, and may be transferred among the Portfolios at any time that such requests are presented to the Association. In addition, Units may be redeemed upon tender to the Association. See "How to Invest in the Trust," "Redemptions" and "Exchanges."

Although all the Portfolios generate current income to some degree, it is the policy of each Portfolio to earn current income for reinvestment and further accumulation of assets for retirement. Accordingly, no current income will be distributed. See "Dividends and Distributions." This policy is unlike that of most investment companies, which do not exclusively invest assets of Retirement Plans in Portfolios as the Trust does. Participating Trusts do, however, receive a benefit from current income of the Portfolios in which they invest comparable to the benefit received from the distributions made by most other investment companies. In the Trust, this benefit is received only in the form of an increase in net asset value per Unit rather than in the form of cash or reinvestment through the purchase of additional Units.

There can be no assurance that the investment objectives of any Portfolio can be attained. The net asset value per Unit of the International Value Equity Portfolio, the Growth Equity Portfolio, the Value Equity Portfolio, the Balanced Portfolio, the Long-Intermediate Fixed Income Portfolio and the Short-Intermediate Fixed Income Portfolio will fluctuate, while the net asset value of the Money Market Portfolio is not expected to materially fluctuate in price from its principal value.

The International Value Equity Portfolio

The investment objective of the International Value Equity
Portfolio is to seek capital appreciation through investing primarily in the American Depository Receipts of companies incorporated or organized outside the United States.

It is the present intention of the Investment Manager to invest the International Value Equity Portfolio's assets in companies based in Continental Europe, the United Kingdom, the Pacific Basin and in such other areas and countries as the Investment Manager may determine from time to time. Primary emphasis will be in foreign equity securities that have been converted into American Depository Receipts (ADR's). ADR's are certificates of ownership of a foreign based corporation that are being held in United States banks. Rather than purchase "ordinary shares" of a foreign corporation in foreign countries, an investment manager can purchase shares in the United States of America in a form of an ADR eliminating the need to convert currencies or to transfer certificates internationally. Under normal market conditions, at least 80% of the total Portfolio value of assets will be invested in the ADRs of companies from at least three different countries (not including the United States). The percentage of the International Value
Equity Portfolio's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the Investment Manager.

In selecting investments for the International Value Equity Portfolio, the Investment Manager attempts to ascertain inexpensive markets world-wide through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and/or the potential to improve profitability. In addition, the Investment Manager seeks to identify companies it believes are financially productive ad undervalued in those markets focusing on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

In searching for undervalued ADRs in the undervalued markets, the Investment Manager utilizes a security-selection process incorporating three levels of investment research. The process is based on precise and consistent analysis of historical financial data, with little emphasis placed on forecasting future earnings or events. The three levels of investment research include:

(1) Database Screening - The Investment Manager employs a systematic process to search global databases for companies with characteristics that indicate undervaluation versus a local index and versus the EAFE Index (an index of Europe, Australia and Far East based companies); in particular, companies that have high financial returns on equity and on assets and yet are attractively priced (low price/book and low price/cash flow).

(2) Accounting Validation - The Investment Manager applies an intensive accounting validation process to each security satisfying the initial screening. This step is designed to examine whether a company's stated financial statistics and business value are real and to uncover any hidden opportunities through balance sheet and cash flow analysis. By focusing on detailed cash flow analysis and discretionary balance sheet items, analysts seek to determine that a company's financial productivity is accurately stated, look for and take advantage of pricing anomalies, and discover opportunities including hidden value per share.

(3) Fundamental Analysis - Companies satisfying the accounting validation process are monitored more closely including updates to earnings estimates and the price relationships to overall market conditions. These securities undergo the final qualitative step in the equity security selection process, fundamental analysis, a critical component in the international ADR investment process. The process is in place to ensure current returns can be sustained, to discover hidden value, as well as to identify the catalyst for price appreciation. This involves in-depth analysis of fundamental variables including: quality and depth of management, competitive position, sensitivity to economic/market cycles, margin and sales trends, brand name strength, geographical breakdown and the macro environment in which company operates.


The assets of the International Value Equity Portfolio may be invested in securities other than ADRs or foreign securities when, in the judgment of the Investment Manager, business or financial conditions warrant. In such an event, the International Value Equity Portfolio may take a temporary defensive position and invest without limitation in cash or cash equivalents. Cash equivalents are short-term interest bearing instruments of the type permitted to be held by the Money Market Portfolio.

Because the International Value Equity Portfolio will participate in the equity market, it may provide greater potential for capital appreciation and growth of current income over the long term than the Long Intermediate Fixed Income Portfolio, the Short-Intermediate Fixed Income Portfolio or the Money Market Portfolio. However, the International Value Equity Portfolio will be selected primarily on the basis of their capital appreciation potential, it may also provide greater growth of capital (excluding reinvested income) than the Balanced Portfolio, while the Balanced Portfolio will have a higher level of current income to be reinvested than the International Value Equity Portfolio.

The Growth Equity Portfolio

The objective of the Growth Equity Portfolio is to increase retirement funds through equity securities which provide long-term growth of capital. The realization of current income will not be a consideration. Primary investment emphasis will be in equity based securities which are both common stocks and those debt securities and preferred stocks which are convertible into common stocks. Under normal conditions, the Portfolio will maintain approximately 85% of its assets in equity securities.

In selecting common stocks, the Investment Manager of the Growth Equity Portfolio will primarily invest in companies that are perceived to have long-range capital appreciation potential. The Portfolio may consist of common stocks that are of small, mid and large capitalized companies. Smaller capitalized companies are generally considered to be companies that are in developing phases of their businesses. Smaller capitalized companies are generally considered to be companies that are in developing phases of their businesses. Mid-capitalized and large-capitalized are generally considered to be companies that have been established for a longer period of time and that have exhibited past earnings growth characteristics that are superior to the earnings of the S&P 500 index.

In evaluating common stocks, the Investment Manager will focus on companies that characteristically have earnings growth potential that are above average or accelerating in their industry. These companies are referred to as "growth" stocks. Companies may also be selected on expectations that they will generate above average near-term earnings based on certain industry or economic conditions that exist from time to time in the market place. These companies that are selected typically have dividend yields that are below the S&P 500 dividend yield and common stocks purchased in the Value Equity Portfolio and the Balanced Portfolio. Growth stocks also tend to have financial valuation ratios, such as price to book, price to earnings, return on equity, dividend growth rates, sales to book and earning growth rates that are higher than stocks in the S&P 500 index. The volatility of stocks purchased in the Growth Equity Portfolio will tend to be greater than stocks purchased in the Value Equity Portfolio and the Balanced Portfolio. The Investment Manager will seek to reduce risk through diversification. This strategy encompasses the number of stocks owned in the Portfolio, the markets in which companies compete, and diversification in small, medium and large capitalization companies that are purchased.

The primary criterion for selecting convertible debt, securities, and preferred stock, is the price of the underlying common stock which is calculated in the manner described above. The Investment Manager may choose to invest in convertible securities from time to time when it is more favorable to do so rather than owning the underlying common stock of the company. Premium and conversion factors and income differentials are important investment criteria that are considered when making an evaluation to buy convertible securities.

The assets of the Growth Equity Portfolio may change when, in the judgment of the Investment Manager, business or financial conditions warrant. In such event, the Growth Equity Portfolio may take a temporary defensive position and invest without limitation in cash or cash equivalents. Cash equivalents are short term interest bearing instruments of the type permitted to be held by the Money Market Portfolio. Initially, most or all of the assets in the Growth Equity Portfolio may be invested in cash or cash equivalents until, in the judgment of the Investment Adviser, the aggregate fair market value of assets in the Portfolio makes investment in equity securities prudent.

Since securities in the Growth Equity Portfolio will be selected on the basis of their capital appreciation potential (since income is not a consideration) it may provide greater growth of capital than the Value Equity Portfolio, Balanced Portfolio, Long-Term Intermediate Fixed Income Portfolio, Short Intermediate Fixed Income Portfolio, Fixed Income and Money Market Portfolios.

Unit values may also tend to be more volatile than these Portfolios as well.

The Value Equity Portfolio

The objective of the Value Equity Portfolio is to increase retirement funds primarily through securities which provide long term growth of capital. Current income is a secondary objective.

Primary investment emphasis will be on equity-based securities, which are both common stocks and those debt securities and preferred stocks which are convertible into common stocks. Under normal market conditions, the Portfolio will maintain approximately 85% of its assets in equity securities.

In selecting the common stocks, the Investment Manager for the Value Equity Portfolio will consider the intrinsic value of the stock to be purchased, the expected earnings growth and current and expected dividend income. In evaluating expected earnings and dividend income, the Investment Manager examines a company's revenue growth, historical margins, earnings growth, dividend payout ratios and dividend growth, and makes estimates of the likelihood that future revenues growth and margins are realizable given the current and expected economic environment for the company and the industry in which it operates. There are no restrictions on the total common stock market capitalization of the companies in the Portfolio. The goal of the Value Equity Portfolio is to achieve a diversified Portfolio of publicly traded common stocks which it believes are undervalued. The Investment Manager performs financial analyses of a company's balance sheet, income statement, and sources and uses of funds to determine the relative undervaluation of a particular security. Various ratios are used to compare a security to a chosen universe of securities. A security may be undervalued based upon, for example, price to revenues, price to book value, price to dividend, total assets to market capitalization and other similar measures. Through diversification and selection, the Investment Manager will seek to reduce the risks of fluctuation in value and income inherent in investing in the equity market.

The primary criterion for selecting convertible debt securities and preferred stock is the value of the underlying common stock, which is evaluated in the manner described above. An additional factor to consider is the premium to be paid for the conversion privilege which is taken into account in evaluating a convertible debt security as an investment for the Portfolio. The Investment Manager may, from time to time, invest in convertible securities when such investment appears to be more favorable than investment in the underlying common stock of the company. The Investment Manager's decision may be based on, among other considerations, the underlying common stock, prevailing interest rates, premiums in the market for similar interests, historical premiums, time remaining for the conversion, and the income differential between the dividend rate on the common stock and the rate on the issue being evaluated.

The assets of the Value Equity Portfolio may change, however, when, in the judgment of the Investment Manager, business or financial conditions warrant. In such event, the Value Equity Portfolio may take a temporary defensive position and invest without limitation in cash or cash equivalents. Cash equivalents are short term interest bearing instruments of the type permitted to be held by the Money Market Portfolio.

Because the Value Equity Portfolio will participate in the equity market, it may provide greater potential for capital appreciation and growth of current income over the long term than the Long-Intermediate Fixed Income Portfolio, the Short-Intermediate Fixed Income Portfolio or the Money Market Portfolio. However, the Value Equity Portfolio also may have a more volatile Unit value and lower current yield than these other Portfolios. Since securities in the Value Equity Portfolio will be selected primarily on the basis of their capital appreciation potential, it may also provide greater growth of capital (excluding reinvested income) than the Balanced Portfolio, while the Balanced Portfolio will have a higher level of current income to be reinvested than the Value Equity Portfolio.

The Balanced Portfolio

The objective of the Balanced Portfolio is to increase retirement funds through a balance of current income and long term growth of capital. Investment emphasis will be on common stocks and fixed income securities, primarily preferred stock of United States corporations and debt securities, such as bonds, notes, and debentures of United States corporations and those issued or guaranteed by the United States Government, its agencies or instrumentalities. Debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. The Balanced Portfolio may invest in debt securities issued or guaranteed by the United States Government, its agencies or instrumentalities without limitation on amount. The Balanced Portfolio will invest in debt securities of United States corporations only if they carry a rating of at least "A" from Standard & Poor's Corporation, Moody's Investors Service, Inc. or other industry-recognized rating agencies. See "Appendix" for an explanation of the ratings. At times the Balanced Portfolio also may hold debt securities and preferred stocks which are convertible into common stock. Under normal circumstances, at least 25% of the value of the total assets of the Balanced Portfolio will be invested in fixed income securities. When market conditions dictate a more defensive investment strategy, part of the Balanced Portfolio may be held without limitation on amount in cash or cash equivalents on a temporary basis. Cash equivalents are short term interest bearing instruments of the type permitted to be held by the Money Market Portfolio.

The Investment Manager may from time to time sell, that is "write", call options on common stocks already purchased in the Portfolio. These are called "covered options." The purpose of this investment strategy is to create income by selling options for a specified price, known as a premium, on stocks that in the Investment Manager's point of view will not be "called" or exercised by the buyer. Or, the Investment Manager may sell options on the stocks when he believes the premium, plus the proceeds from the stocks that are called, will create a greater total rate of return than would be received if the common stocks alone were to be sold. The proceeds received from selling an option that is not exercised is considered income to the Portfolio. The disadvantages of this strategy is that if options are exercised, the Portfolio will not benefit from any increase of value of the underlying security above the agreed upon option price.

Investments in equity-based securities will be based on the same criteria used by the Value Equity Portfolio in selecting equity-based securities. A particular equity-based security may be more appropriate for the Value Equity Portfolio than for the Balanced Portfolio, or vice versa, when such factors as current yield and expected earnings and dividend growth are considered. In addition, the Balanced Portfolio will generally hold securities which have a higher dividend payout ratio than securities held in the Value Equity Portfolio and securities which are traded on the New York Stock Exchange or other listed exchanges. The growth rate and market volatility of securities held in the Balanced Portfolio will generally be lower than those held in the Value Equity Portfolio because the Balanced Portfolio emphasizes more stable growth companies.

As with the Value Equity Portfolio, the Balanced Portfolio's investments in equity-based securities may provide greater potential for capital appreciation and growth of current income than the other Portfolios. The Balanced Portfolio also may have a more volatile Unit value and lower current yield than these other Portfolios. Although the Balanced Portfolio's total return will be achieved through more moderate growth of capital than the Value Equity Portfolio, it may have in that total return a higher level of current income to be reinvested than the Value Equity Portfolio. Market conditions may from time to time dictate divergences from the guidelines used to obtain the investment objectives of the Balanced Portfolio, because growth conditions, market conditions and dividend payout ratios of securities may change. The percentage of equity-based to fixed income securities in the Balanced Portfolio thus may vary in response to such changes.

The Long-Intermediate Fixed Income Portfolio

The investment objective of the Long-Intermediate Fixed Income Portfolio is to obtain increased income for retirement assets by investing in quality long and intermediate term fixed income securities, including corporate and government fixed income obligations and mortgage-related securities. Under normal circumstances, at least 65% of the value of the total assets of the Long-Intermediate Fixed Income Portfolio will be invested in intermediate and long term fixed income securities. The average maturity of securities in the Long-Intermediate Fixed Income Portfolio will be based primarily upon the Investment Manager's expectations for the future course in interest rates and the then prevailing price and yield levels in the fixed income market.
The weighted average maturity of the securities in the Portfolio will be between 7 and 12 years. The Investment Manager will invest the assets in fixed income securities that are rated at least "A" by Standard & Poor s Corporation, Moody's Investors Service, Inc. or other industry-recognized rating agencies. See "Appendix" for an explanation of the ratings.

The corporate bond portfolio part of this Portfolio will be diversified by investment in bonds issued by different companies in different industries. There is the risk that corporate bonds might be called by the issuer if the bond interest rate is higher than currently prevailing interest rates.

The Long-Intermediate Fixed Income Portfolio may invest part of its assets in mortgage-related securities represented by pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). If the Long-Intermediate Fixed Income Portfolio purchases a mortgage-related security at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the price of such securities is universally affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the Portfolio. In addition, regular payments received in respect of mortgage-related securities include both principal and interest. No assurance can be given as to the return the Long-Intermediate Fixed Income Portfolio will receive when these amounts are reinvested. Prepayments generally will be reinvested at lower rates.

The Long-Intermediate Fixed Income Portfolio may also invest in collateralized mortgage obligations ("CMOs") which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay the debt service on the CMOs. CMOs may be issued by agencies or instrumentalities of the United States Government, or private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or fixed distribution dates. Interest is paid or accrued on all classes of CMOs, on a monthly, quarterly or semiannual basis.
The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full.

The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs may be investment companies for purposes of Section 12(d) of the Investment Company Act of 1940. The Trust will not invest more than 10% of its total assets in securities issued by issuers considered to be investment companies or more than 5% of its assets in securities issued by any single such entity, and will not acquire more than 3% of the voting securities of any single such entity. These limitations will not materially inhibit the Long-Intermediate Fixed Income Portfolio's ability to achieve its investment objective as no more than 15% of the Long-Intermediate Fixed Income Portfolio's total assets will be invested in CMOs, subject to the Trust's overall investment restrictions.

The automatic reinvestment of interest income is expected to be the primary basis for growth in a Unitholder's investment in the Long-Intermediate Fixed Income Portfolio. The Long-Intermediate Fixed Income Portfolio also will attempt to take advantage of undervalued sectors while selling fixed income securities in overvalued sectors. However, since investments will normally consist of fixed income securities and mortgage-related securities, the ability to achieve capital appreciation is limited. Should the Investment Manager deem it appropriate for defensive reasons, the maturity schedule may be temporarily shortened to reduce risks and take advantage of market opportunities. The value of the securities held in the Long-Intermediate Fixed Income Portfolio will generally vary inversely to changes in prevailing interest rates. The value of these securities also may be affected by general market and economic conditions and by the credit-worthiness of the issuer.

Whenever, in the judgment of the Investment Manager, there is a high probability that there will be a decline in the fixed income securities market, part of the assets of the Long-Intermediate Fixed Income Portfolio may be held in cash or cash equivalents as a temporary defensive strategy. To the extent that the Long-Intermediate Fixed Income Portfolio invests in cash or cash equivalents, it will not be invested in accordance with the investment policies designed for it to realize its investment objective. Cash equivalents are short term interest bearing instruments of the type permitted to be held by the Money Market Portfolio.

The Short-Intermediate Fixed Income Portfolio

The objective of the Short-Intermediate Fixed Income Portfolio is to obtain interest income for retirement assets by investing in quality short and intermediate term fixed income securities, including corporate and government fixed income obligations and mortgage-related securities. Under normal circumstances, at least 65% of the value of the total assets of the Short-Intermediate Fixed Income Portfolio will be invested in short and intermediate term fixed income securities. The average maturity of securities in the Short-Intermediate Fixed Income Portfolio will be based primarily upon the Investment Manager's expectations for the future course in interest rates and the then prevailing price and yield levels in the fixed income market.
The weighted average maturity of the securities in the Portfolio will generally be between 2 and 5 years. The Investment Manager will invest the assets in fixed income securities that are rated at least "A" by Standard & Poor's Corporation, Moody's Investors Service, Inc. or other industry-recognized rating agencies. See "Appendix" for an explanation of the ratings.

The corporate bond portfolio part of this Portfolio will be diversified by investment in bonds issued by different companies in different industries. There is the risk that corporate bonds might be called by the issuer if the bond interest rate is higher than currently prevailing interest rates.

The Short-Intermediate Fixed Income Portfolio may invest part of its assets in mortgage-related securities represented by pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("GNMA") and government-related organizations such as the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). If the Short-Intermediate Fixed Income Portfolio purchases a mortgage-related security at a premium, all or Part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the price of such securities is universally affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are more likely to prepay. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the Short-Intermediate Fixed Income Portfolio. In addition, regular payments received in respect of mortgage-related securities include both principal and interest. No assurance can be given as to the return the Short-Intermediate Fixed Income Portfolio will receive when these amounts are reinvested.

The Short-Term Intermediate Fixed Income Portfolio also may invest in collateralized mortgage obligations ("CMOs") which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMO's are collateralized by GNMA, FNMA, or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively hereinafter referred to as "Mortgage Assets"). Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay the debt service on the CMOs. CMOs may be issued by agencies or instrumentalities of the United States Government, or private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO's, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMO's to be retired substantially earlier than their stated maturities or fixed distribution dates. Interest is paid or accrued on all classes of CMOs, on a monthly, quarterly or semiannual basis.
The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of the series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMO's until all other classes having an earlier stated maturity or final distribution date have been paid in full.

It is anticipated that the Short-Intermediate Fixed Income Portfolio will invest a smaller part of its net assets in mortgage-related securities than the Long-Intermediate Fixed Income Portfolio as there are fewer of such securities in the short to intermediate term maturity range.

The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs may be investment companies for purposes of Section 12(d) of the Investment Company Act of 1940. The Trust will not invest more than 10% of its total assets in securities issued by issuers considered to be investment companies or more than 5% of its assets in securities issued by any single such entity, and will not acquire more than 3% of the voting securities of any single such entity. These limitations will not materially inhibit the Short-Intermediate Fixed Income Portfolio's ability to achieve its investment objective as no more than 15% of the Short-Intermediate Fixed Income Portfolio's total assets will be invested in CMOs, subject to the Trust's overall investment restrictions.

The automatic reinvestment of interest income is expected to be the primary basis for growth in a Unitholder's investment in the Short-Intermediate Fixed Income Portfolio. The Short-Intermediate Fixed Income Portfolio also will attempt to take advantage of undervalued sectors while selling bonds in overvalued sectors. However, since investments will normally consist of fixed income securities and mortgage-related securities, the ability to achieve capital appreciation is limited. The value of the securities held in the Short-Intermediate Fixed Income Portfolio will generally vary inversely with changes in prevailing interest rates. The value of these securities also may be affected by general market and economic conditions and by the credit-worthiness of the issuer.

Whenever, in the judgment of the Investment Manager, there is a high probability that there will be a decline in the fixed income securities market, part of the assets of the Short-Intermediate Fixed Income Portfolio may be held in cash or cash equivalents as a temporary defensive strategy. To the extent that the Short-Intermediate Fixed Income Portfolio invests in cash or cash equivalents, it will not be invested in accordance with the investment policy designed for it to realize its investment objective. Cash equivalents are short term interest bearing instruments of the type permitted to be held by the Money Market Portfolio.

The Money Market Portfolio

The objective of the Money Market Portfolio is to increase retirement funds by providing a high level of current income with equal emphasis on stability and liquidity of principal. At least 80% of the assets in the Money Market Portfolio, under normal circumstances, will have a stated maturity of thirteen months or less. Investments will be limited to United States dollar denominated instruments which the Investment Manager has determined to have minimal credit risk and that are rated, in the case of fixed income securities, at least "A" by Standard & Poor's Corporation, Moody's Investors Service, Inc. or other industry-recognized rating agencies and, in the case of commercial paper, at least "A-1" by Standard & Poor's Corporation and
"Prime-1" by Moody's Investors Service, Inc. See "Appendix" for an explanation of the ratings. The yield of the Money Market Portfolio will rise or fall with changes in prevailing money market interest rates. The Money Market Portfolio will not attempt to maintain a stable or constant net asset value.

Investments of the Money Market Portfolio will include the following securities:

Obligations issued by or guaranteed by the United States
Government its agencies or instrumentalities:

United States Government obligations are bills, notes, bonds and other debt securities issued by the Treasury which are direct obligations of the United States Government and differ primarily in length of their maturity. These obligations are backed by the full faith and credit of the United States. Agency or instru-mentality obligations are not direct obligations of the Treasury.

They include notes, bonds and discount notes of United States Government agencies or instrumentalities. These obligations may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Trust must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, FNMA, and the United States Postal Service, each of which has the authority to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency. Securities which are backed by the full faith and credit of the United States include obligations of GNMA, the Farmers Home Administration and the Export-Import Bank.

Certificates of deposit which are short term, interest bearing certificates issued by domestic branches of United States banks, London branches of the United States and foreign banks and United States branches of foreign banks. These are certificates issued against funds on deposit in a bank earning a specific rate of return for a set period of time.

Bankers acceptances of United States or foreign banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay at maturity.

Commercial paper issued by United States corporations; that is, unsecured promissory notes which have maturities not exceeding nine months issued to finance short-term credit requirements except for 4(2) paper.

Corporate bonds and notes with maturities of less than one year issued by United States corporations, which are obligations of the issuing company to repay a set amount of money on a specific date and to pay interest at a definite rate to maturity.

The Money Market Portfolio, like the Long-Intermediate Fixed
Income Portfolio and the Short-Intermediate Fixed Income
Portfolio, will provide greater stability of Unit value than the International Value Equity Portfolio, the Growth Equity
Portfolio, the Value Equity Portfolio, and the Balanced
Portfolio, but also will have minimal potential for appreciation in value and growth of current income over the long term.

Special Risk Considerations

Monies invested in the Portfolios are subject to certain risks. Since each of the Portfolios will invest in different types of securities in accordance with their investment objectives, the risks of participating in the Trust will vary depending on the Portfolio or Portfolios chosen. Before selecting a Portfolio or Portfolios for investment of retirement assets of Retirement Plans, a Participant should assess the risks associated with the types of investments made by each Portfolio.

The value of interest bearing securities held in the Balanced Portfolio, the Long-Intermediate Fixed Income Portfolio and the Short-Intermediate Fixed Income Portfolio will generally vary inversely with changes in prevailing interest rates, while the value of equity-based securities held in the Value Equity Portfolio, the Growth Equity Portfolio and the Balanced Portfolio will fluctuate as the stock market fluctuates. The yield of the Money Market Portfolio will rise or fall with changes in prevailing money market interest rates.

Subject to the Trust's investment restrictions (see "Investment Restrictions"), each of the Value Equity Portfolio, the Growth Equity Portfolio, and the Balanced Portfolio may invest up to 10% of the value of its total assets which are invested in equity-based securities in equity-based dollar-denominated American Depository Receipts which are Publicly traded in the United States on exchanges or over-the-counter and are issued by domestic banks.

Investing in securities issued by foreign corporations or entities (including through ADR's), involves considerations and possible risks not typically associated with investing in obligations issued by domestic corporations. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies.

Dividends and Distributions

The Trust does not intend to declare or pay dividends from its net investment income or to make distributions of any gains realized from sales of portfolio securities. Income on, and gains realized from the sale of, portfolio securities of each Portfolio will be added to the total asset value of the assets of such Portfolio and losses realized from the sale of Portfolio securities of each Portfolio will be subtracted from the total asset value of the assets of such Portfolio.


INVESTMENT RESTRICTIONS

The following restrictions and fundamental policies cannot be changed for any Portfolio without the approval of Participating
Trusts holding a majority of the outstanding Units of that Portfolio. Absent such approval, the Trust may not:

(a) Purchase securities of any issuer (except securities issued or guaranteed as to principal or interest by the United States Government, its agencies and instrumentalities) if as a result more than 5% of the value of the total assets of any Portfolio would be invested in the securities of such issuer or all Portfolios together would own more than 10% of the outstanding voting securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to paying dividends or meeting interest and principal payments on each security;

(b)  Pledge, mortgage or hypothecate the assets of any Portfolio;

(c) Make loans to other persons, except that a Portfolio may make time or demand deposits with banks, provided that time deposits shall not have an aggregate value in excess of 10% of a Portfolio's total assets, and may purchase bonds, debentures or similar obligations that are publicly distributed;

(d) Purchase or sell commodities or commodity contracts or futures contracts;

(e) Purchase any securities for any Portfolio that would cause 25% or more of the value of the Portfolio's total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government, its agencies and instrumentalities or, with respect to the Money Market Portfolio, obligations of domestic branches of United States banks; or

(f) Invest the assets of any Portfolio in securities that are not readily marketable.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction.

Additional investment restrictions are set forth in the Statement of Additional Information.


REDEMPTIONS

All or a portion of the Units held in a Portfolio can be redeemed (withdrawn) upon tender to the Association. Redemptions may be effected by filing a written notice to the Association, 6230 Claremont Avenue, Oakland, CA 94618 at least one business day prior to such Valuation Date.

The redemption price will be the net asset value per Unit on the Valuation Date next determined following receipt by the Association of a Participating Trust's satisfactorily completed instructions for a redemption (the "redemption Valuation Date"). See "Valuation of Units." The value of a Unit upon redemption may be more or less than the value when purchased, depending upon the net asset value of the Portfolio at the time of the redemption. Redemptions are subject to determination that the redemption instructions are properly completed, including specification as to the number of Units or dollar amounts to be redeemed, the specific Portfolio or Portfolios from which the Units or dollar amounts are to be withdrawn, the completion of distribution documents, if applicable, specification of the Retirement Plan requesting the redemption, and execution of the redemption instructions by the Plan Trustee or Participant, as the case may be.

While payment for Units redeemed normally will be made in cash, if conditions exist making payment in cash undesirable, the Custodial Trustee may make payment for the Units redeemed wholly or Partly in securities or other property of the Portfolio, provided that all distributions made as of any one Valuation Date shall be made pro rata and on the same basis. In the event payment for Units redeemed is made wholly or Partly in securities or other property of the Portfolio, the Trust may elect to be governed by Rule 18f-1 under the Investment Company Act, in which event the Trust shall commit itself to pay in cash all requests for redemption by any Participating Trust during any 90-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Trust at the beginning of such period. The securities will be valued as described in "Valuation of Units" below. Participating Trusts will incur brokerage commissions in selling the securities received in kind.

Payment for Units redeemed will be made to the Plan Trustee or Participant, as the case may be, no more than seven business days after the redemption Valuation Date. The payment may be delayed or the right of redemption suspended at a time when (i) trading on the New York Stock Exchange is restricted or the Exchange is closed, for other than customary weekends and holidays, (ii) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of Portfolio securities or determination of the value of the net assets of the Portfolio not reasonably practicable, (iii) the Securities and Exchange Commission has by order permitted such suspension or (iv) bank holidays.

If at any time a Participating Trust ceases to be eligible for investment in the Trust, the Custodial Trustee will redeem all Units of such Participating Trust at the net asset value on the Valuation Date next determined after the Custodial Trustee is apprised of such disqualification. Payment for Units redeemed by the Custodial Trustee upon disqualification will be made in the same manner as described above for payment for Units redeemed upon request.


EXCHANGES

Units in any Portfolio may be exchanged without cost for Units in any other Portfolio as of any Valuation Date, thus effecting transfer of all or a portion of the retirement assets of a Retirement Plan from one Portfolio to another. Exchanges may be effected by filing a written notice to the Association, 6230 Claremont Avenue, Oakland, CA 94618, at least one business day prior to such Valuation Date.

Any exchange will be based on the respective net asset value of the Units involved on the Valuation Date next determined after receipt by the Association of a Participating Trust's satisfactorily completed instructions for an exchange. Instructions for an exchange include specification as to the number of Units or dollar amounts to be exchanged, the specific Portfolio or Portfolios from and to which the Units or dollar amounts are to be exchanged, specification of the Retirement Plan requesting the exchange, and execution of the exchange instruc-tions by the Plan Trustee or Participant, as the case may be.


VALUATION OF UNITS

Net asset value per Unit for each Portfolio is determined by dividing the total value of the Portfolio's assets, less any liabilities, including the fees payable to the Custodial Trustee, the Investment Managers and the Association, by the number of outstanding Units of the Portfolio.

The Custodial Trustee determines the value of the assets held in each Portfolio as of 10:00 a.m., San Francisco, California, time (or at such other time as may be determined by the Supervisory Committee) on each Valuation Date on which the New York Stock Exchange is open for trading. Except for debt securities with remaining maturities of 60 days or less, assets for which market quotations are available are valued at their market value based upon such market quotations. Stocks, negotiable bonds and other obligations not listed on any exchange, or where the principal market is over the counter, shall be valued at the mean between the bid and asked price (if sales are effected on a particular date) or, if no sale is made on the relevant date, at the closing bid on such date.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Amortized cost valuation, which may be used so long as it approximates market value, involves valuing a security at its cost and adding or subtracting, ratably to maturity, any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. When approved by the Supervisory Committee, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. In the absence of an ascertainable market value, assets are valued at the fair value as determined by the Supervisory Committee.

PERFORMANCE

From time to time each of the Portfolios other than the Money Market Portfolio may advertise their total return. THIS TYPE OF PERFORMANCE WILL BE BASED ON HISTORICAL EARNINGS AND WILL NOT BE INTENDED TO INDICATE FUTURE PERFORMANCE. These return figures are determined according to a formula prescribed by the Securities and Exchange Commission.

Total return is calculated based upon the difference between the net asset value of a Unit at the beginning of a period and its net asset value at the end of the period. The result may be expressed as an average annual compounded rate of return achieved during the period quoted, which is the yearly rate of return that, when applied evenly to each annual period during the period quoted and compounded, would produce the return for the period quoted. Alternatively, the result may be expressed as the cumulative rate of return for the entire period. Unlike a yield or effective yield quotation, total return reflects the effect of all capital changes in net asset value.

Performance quotations are based on historical results and should not be considered as representative of future performance, which will vary based upon expenses and income of the Portfolios and changes in the values of their holdings. These factors and possible differences in methods used to quote performance should be considered when comparing performance quotations for the Portfolios with quotations published by other investment companies or other investment products.



INVESTMENT MANAGEMENT AND ADMINISTRATION ARRANGEMENTS

The Supervisory Committee

The business and affairs of the Trust are managed under the direction of the Supervisory Committee. The Supervisory Committee will perform duties and undertake responsibilities similar to those of a board of directors of an investment company. The Supervisory Committee may from time to time engage a consultant to assist in monitoring the performance of the Investment Managers and to educate Participants as to the investment objectives, policies and restrictions of the Portfolios.

The Custodial Trustee

Subject to the supervision and direction of the Supervisory Committee, the Custodial Trustee shall provide custodial services to the Trust, including maintaining physical possession or control of the assets of the Portfolios, collecting and receiving income on the assets of the Portfolios, calculating the total asset value of each Portfolio as of each Valuation Date, and paying certain expenses of the Trust. The Trust has no transfer agent or dividend-paying agent. If the Trust requires these or similar services, they will be provided by the Custodial Trustee.

As compensation for its services as Custodial Trustee under the Trust, the Custodial Trustee is Paid a quarterly fee at the annual rate of 1/2 of 1% of the first $2,000,000 of the aggregate fair market value of the assets of the combined Portfolios, 1/4 of 1% of the aggregate fair market value of such assets in excess of $2,000,000 but less than $10,000,000, and 1/8 of 1% of such assets in excess of $10,000,000, determined as of the last business day of each calendar quarter. The Custodial Trustee is paid an additional annual administrative charge of approximately $16,000 for certain Unitholder transaction services including plan set-up and maintenance fees, custody fees for individual securities and charges for disbursements, processing, reporting and preparing tax forms.




The Custodial Trustee is a national banking association which provides commercial banking and trust services throughout the State of California. The offices of the Trustee are located at 420 Montgomery Street, San Francisco, California. The services of the Trustee are Provided through its Business Trust and Investment Services Division which as of January 31, 1996, had approximately $912,600,000 of client assets under management.

The Administrator

Under the Administrative Services Agreement, the Association provides certain administrative and accounting services to the Trust. Subject to the supervision and direction of the Supervisory Committee, the Association suggests to the Supervisory Committee the appointment of Investment Managers for each Portfolio, performs accounting and record keeping functions for the Participating Trusts, collects the contributions and investment instructions received from the Participating Trusts for forwarding to the Custodial Trustee, approves and directs allocation of the fees and expenses among the Portfolios and the Trust, prepares and distributes communications to the Participating Trusts and Participants, and generally acts as liaison between the Participating Trusts and the Custodial Trustee. The Association pays the costs of necessary employees, office space and facilities for these services.

As compensation for its services as Administrator, the Association is paid a quarterly fee at the annual rate of 0.45% of the aggregate fair market value of the assets of the combined Portfolios, determined as of the last business day of each calendar quarter, plus $1,000 per month. The Administrator will pay for advertising and marketing services on behalf of the Trust out of the Association's general assets.

The Association is a nonprofit organization. Its members consist primarily of physicians practicing medicine in the State of California.

The Investment Management Agreements

Under the Investment Management Agreements (each, an "Agreement") between the Trust and the Investment Managers described below, each Investment Manager, as investment adviser, will manage the investment of the assets of specified Portfolios, as set forth in the respective Agreements, in conformity with the stated investment objectives and policies of such Portfolios and the overall investment objectives, policies, and restrictions of the Trust. Pursuant to each Agreement, the Investment Managers are, subject to the authority of the Supervisory Committee, responsible for management of the assets of the specified Portfolios. Information regarding the Investment Managers is as follows:




Lazard Freres & Company ("Lazard")'s address is One Rockefeller Plaza, New York, New York 10020. Lazard is responsible for the overall management of the International Value Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $1,000,000 of the assets of such Portfolio and 3/4 of 1.0% of such assets in excess of $1,000,000, determined as of the last business day of each calendar quarter.



The Burridge Group, Inc. ("Burridge")'s address is 115 South LaSalle Street, Chicago, Illinois 60603. Burridge is responsible for overall management of the Growth Equity Portfolio and is paid a quarterly management investment fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $1,000,000 of the assets of such Portfolio and 3/4 of 1.0% of such assets in excess of $1,000,000 determined as of the last business day of each calendar quarter. The fees charged by Burridge are higher than those paid by most other investment companies.

Towneley Capital Management. Inc. ("Towneley")'s address is 144 East 30th Street, New York, New York 10016. Towneley is responsible for overall management of the Value Equity Portfolio, and, except as described below, is paid a quarterly investment management fee for its services to such Portfolio at the annual rate of 1.0% of the aggregate fair market value of the assets of such Portfolio. The asset value is determined as of the last business day of each calendar quarter. The fees charged by Towneley are higher than those paid by most other investment companies.

Guardian Investment Management ("Guardian")'s address is 44 Montgomery, Suite 1300, San Francisco, California 94104.
Guardian is responsible for overall management of the Balanced Portfolio and is paid a quarterly investment management fee for its services to the Balanced Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $250,000 of the assets of such Portfolio and 6/10 of 1.0% of such assets in excess of $250,000, determined as of the last business day of each calendar quarter. The fees charged by Guardian are higher than those paid by most other investment companies.

Scudder, Stevens & Clark ("Scudder")'s address is 41st Floor, 101 California Street, San Francisco, California 94111. Scudder is responsible for overall management of the Long-Intermediate Fixed Income Portfolio, the Short-Intermediate Fixed Income Portfolio and the Money Market Portfolio and is paid a quarterly investment management fee for its services to these three Portfolios at the annual rate of 1/2 of 1% of the aggregate fair market value of the assets in these Portfolios, determined as of the last business day of the calendar quarter.

Expenses of the Trust

The Association will pay: (i) all costs and expenses arising in connection with the organization of the Trust, including the initial registration and qualification of the Trust and the Units under federal and state law; (ii) all expenses of accounting for Participating Trusts; (iii) all costs and expenses of keeping books and records; and (iv) all costs and expenses of determining the net asset value of the Units. The Custodial Trustee will pay
(i) all expenses of its employees, office space and facilities necessary to carry out its duties under the Declaration of the Trust; and (ii) expenses of valuing the total assets of the Portfolios. Each of the Investment Managers will pay all expenses incurred by it in connection with acting as investment adviser to the respective Portfolios, other than costs (including taxes and brokerage commissions) of securities purchased for such Portfolios.

The Custodial Trustee determines the total value of the assets of the Portfolios as of each Valuation Date and submits the resulting Statement of Accounts for each Portfolio to the Association. The Association determines the accrued expenses for each Portfolio and the Trust as of each Valuation Date. The Association then calculates the Unit value for each Portfolio by reducing the total value of the assets of such Portfolio as set forth in the Statement of Accounts by the accrued expenses for such Portfolio. The Custodial Trustee is not responsible for determining the Unit value.

Except for the expenses described above that have been assumed by the Association, the Investment Managers and the Custodial Trustee, all expenses incurred in administration of the Trust are charged to the Trust including: (i) the Custodial Trustee's management fee, the Administrator's fee and the Investment Managers' fees; (ii) interest charges; (iii) taxes;
(iv) brokerage commissions; (v) expenses of continuing registra-tion and qualification of the Trust and the Units under federal and state law; (vi) expenses of the issue and redemption of Units; (vii) fees and disbursements of independent accountants, consultants and legal counsel; (viii) expenses of preparing, printing and mailing prospectuses, reports, proxies, notices and statements sent to Participating Trusts; (ix) expenses of meetings of Participating Trusts; (x) insurance premiums; and
(xi) nonrecurring expenses including any expenses relating to litigation to which the Trust or the Custodial Trustee, as trustee of the Trust, is a party.


INCOME TAX INFORMATION

Tax Treatment of the Trust

In a published ruling (Revenue Ruling 81-100), the Internal Revenue Service ruled that (i) a group trust organized for the collective investment of the assets of Retirement Plans is exempt from federal income taxation and (ii) the Participating Trusts in a group trust do not lose their tax exempt status because they participate in a group trust if the following conditions are satisfied:

(a) The group trust is itself adopted as a part of each Retirement Plan;

(b) The group trust instrument expressly limits participation to IRAs and Qualified Plans;

(c) The group trust instrument prohibits that part of its corpus or income that equitably belongs to any IRA or Qualified Plan from being used for or diverted to any purposes other than for the exclusive benefit of the individual or the employees, respectively, or their beneficiaries who are entitled to benefits under such Retirement Plan;

(d) The group trust instrument prohibits assignment by a Participating Trust of any part of its equity or interest in the group trust; and

(e) The group trust is created or organized in the United States and is maintained at all times as a domestic trust in the United
States.

In order to maintain the tax-exempt status of the Trust, the Trust provides that only Retirement Plans are eligible to invest in the Trust. An IRA which loses its tax exemption or a Qualified Plan which is disqualified must redeem its investment in the Trust and may be taxed on the earnings of the Trust attributable to such investments. The earnings of the Trust are also taxable when a distribution is made from a Retirement Plan. The explanation of "Tax Treatment of Participating Trusts" below, therefore, emphasizes requirements which affect an IRA's exemp-tion or Qualified Plan's qualification or which may cause a distribution to be made.

Tax Treatment of Participating Trusts

The federal income taxation of Retirement Plans involves complex and often changing rules. Accordingly, the information below only summarizes some of the relevant material regarding Retirement Plans. For more detailed information, investors should read carefully the Disclosure Statement for their IRA or summary plan description for their Qualified Plan and should consult their own tax advisors for personal advice.

IRAs

Contributions.
Generally, an individual may contribute up to the lesser of $2,000 or 100% of compensation (earned income if the individual is self-employed) to his IRA ($2,250 if a contribution is made for a nonworking spouse). If the individual (and his spouse, if applicable) is not an active participant in an employer-sponsored Qualified Plan or SEP, the individual (and his spouse, if applicable) can deduct the entire contribution. If the individual (or spouse, if applicable) is such an active Participant, and the individual's income (and his spouse's income, if applicable) exceed certain limits under the Code, the deductible amount may be reduced or eliminated.

Taxpayers whose maximum deductible contributions are reduced or eliminated may make nondeductible IRA contributions up to the limit described above. Earnings of an IRA attributable to nondeductible contributions are not taxed until distributed and may be invested in the Trust.

Contributions in excess of the statutory limits (the total of allowable deductible and nondeductible contributions) are subject to a tax of 6% of the excess amount, but may be invested in the Trust. The tax can be avoided by withdrawing the excess, along with any earnings on such excess, before the deadline for filing federal income tax returns for the tax year in which the excess contributions were made.

Transfer and Rollover Contributions.

A person who receives his interest in a Qualified Plan in one taxable year upon terminating employment (if not self-employed), incurring a disability (if self-employed) or attaining age 59 and one-half or who receives his remaining interest when a Qualified Plan terminates, may roll over all or part of that distribution to another Qualified Plan or IRA tax-free if contributed no later than the 60th day after the day on which the distribution is received. A person who receives at least 50% of his interest under a Qualified Plan after terminating employment or incurring a disability in one taxable year may roll over all or a part of that distribution tax-free to an IRA, subject to the 60-day requirement. A person who receives a distribution of the entire amount of his IRA may roll over tax-free all or part of the distribution to another IRA, subject to the 60-day limit but not more than once during each 12 month period. Assets may be transferred tax-free from one IRA trustee to another IRA trustee with no limitation on frequency.

Income Accumulation.

Under the Code, an IRA is exempt from taxation on income earned.
Participants are not taxed on IRA earnings until a distribution is made or deemed to be made.

Distributions.

Distributions from an IRA (other than distributions of nondeductible IRA contributions) are taxed as ordinary income in the year in which they are received. A distribution made before the Participant reaches the age of 59 and one-half may be subject to an additional 10% tax, except in the case of the death or disability or certain other exceptions. Distributions must commence to a Participant before April 1 of the calendar year following the calendar year in which the Participant reaches the age of 70 and one-half and must equal or exceed the minimum amount determined under proposed Treasury Regulation Section 1.408-8.
The failure to make such minimum distributions each year subjects the Participant to a penalty tax equal to 50% of the under-distribution.

If a Participant engages in any of certain specified prohibited transactions with his IRA, such as using the IRA as security for a loan, all of the assets of the IRA will be deemed to have been distributed on the first day of the year in which the transaction occurs.

SEPs

If an employer adopts a SEP under IRS Form 5305-SEP, the employer may contribute up to the lesser of (i) 15% of compensation (determined without regard to the SEP contribution) or (ii) $30,000 on behalf of an employee to an IRA. These amounts are not included in the employee's gross income. The amounts allowed are in addition to those that an employee can contribute to an IRA. The IRA rules on income accumulation and distributions described above apply to the employee's IRA.

Employer contributions must bear a uniform relationship to the total compensation of each employee and must be made on behalf of each employee age 21 or over who has worked for the employer during any part of three of the preceding five calendar years and who has earned at least $300 in the year of the contribution.

Qualified Plans

A Qualified Plan may be adopted by an employer for its employees, by self-employed individuals, by partners in a partnership or by a corporation. Qualified Plans are either defined benefit plans (e.g., pension plans) of defined contribution plans (e.g., profit sharing, money purchase pension plans or stock bonus plans). The discussion below concerns defined contributions plans.

Contributions.



The maximum allowed annual contribution to a Qualified Plan for each Participant is currently the lesser of (i) 25% of earned income (or compensation) or (ii) $30,000 (as adjusted). All employer contributions and voluntary employee contributions count towards the above limits. An employer may not contribute more than 15% of all Participants' compensation in the aggregate (or up to 25% under certain circumstances). Under a 401(k) plan, employees can reduce their salary and contribute the deferred amount to the plan. The amount of such deferral is currently limited to $9,500 for 1996 and is subject to complex nondiscrimination rules. The Code provides for additional limits on the maximum contributions that may be made by or on behalf of individuals who are participants in more than one Qualified Plan.

Coverage Requirements.

Under the Code, a Retirement Plan qualifies for tax-exempt status under Code Sections 401 and 501 if its eligibility requirements do not include requirements that an employee be older than 21 or have been employed for more than one year of service (two years of service if employees are immediately 100% vested for a plan other than a 401(k) plan). A Qualified Plan must also meet certain requirements as to the percentage of employees who are covered and must not discriminate in operation. A Qualified Plan must (i) benefit at least 70% of all non-highly compensated employees; (ii) benefit a percentage of non-highly compensated employees that is at least 70% of the percentage of highly compensated employees benefiting under the plan; or (iii) meet a test that considers both employer classifications and the level of benefits of non-highly compensated employees relative to those of highly compensated employees. It must also cover at least the lesser of 50 employees or 40% of all employees. The Tax Reform Act of 1986 (the "1986 Act") defines the terms "highly" and "non-highly" compensated employees.

Vesting Requirements.

Each Participant must become vested in the contributions allocated to his or her account under a Qualified Plan under one of three basic schedules: (i) 100% immediate; (ii) 100% after completing not more than five years of service; or (iii) 20% after completing three years of service and an additional 20% each year thereafter.

Income Accumulation.

Under the Code, a Qualified Plan is exempt from taxation on income earned. Participants are not taxed on income earned by the plan until they receive or are deemed to receive a distribution.

Distributions.

Under the Code, distributions from a Qualified Plan are taxed as ordinary income in the year in which received. Distributions before age 59and one-half may be subject to a 10% penalty tax and are restricted to certain events in the case of 401(k) plans and money purchase pension plans. Certain lump-sum distributions may qualify for more favorable tax treatment, including forward averaging.

A plan, in order to be qualified, must satisfy minimum distribution rules. Distributions generally must begin to be made to a participant before April 1 of the calendar year following the calendar year in which the participant attains age 70and one-half. Under the 1986 Act, the failure to make such distributions subjects the participant to a penalty tax equal to 50% of the under-distribution.

A loan from a Qualified Plan to a participant which exceeds limits on its amount or duration will be deemed a distribution. Loans cannot exceed the lesser of $50,000 or half the employee's vested benefits, less the highest loan balance in the previous twelve months. They must be repaid in at least quarterly installments over no more than five years unless the proceeds are used to purchase a principal residence for the participant, in which case the term may be extended.


OTHER INFORMATION

Description of the Units and Voting Rights

A Participating Trust exercises the voting rights of the Units and is generally entitled to one vote for each full Unit (and a fractional vote for each fractional Unit) outstanding on the books of the Trust in the name of such Participating Trust or its nominee. However, when voting on a matter which affects more than one Portfolio, each Participating Trust exercises power equal to the dollar value of the Units it holds. This allows more equitable representation between Participating Trusts which hold high dollar value Units and those which hold units of a Portfolio with a lower Unit value. The Units have noncumulative voting rights, which means that the holders of more than 50% of the Units voting in the election for members of the Supervisory Committee can elect 100% of the members if they choose to do so. On any matter submitted to a vote of Participating Trusts, all Units of the Portfolios then issued, outstanding and entitled to vote will be voted in the aggregate and not by Portfolio, except
(i) when required by the Investment Company Act, Units shall be voted by Portfolio, and (ii) when the matter affects an interest of less than all of the Portfolios, then only Participating Trusts that own Units of the affected Portfolio or Portfolios shall be entitled to vote. Units vote in the aggregate on such matters as election of members of the Supervisory Committee and by Portfolios on such matters as the approval of the Investment Management Agreements and changing certain investment restrictions relating to specific Portfolios.

The Rules and Procedures of the Supervisory Committee require the calling of a meeting of the Participating Trusts when ordered by a majority of the members of the Supervisory Committee or when requested in writing by Participating Trusts holding 25% of the Units entitled to vote at the meeting. The Secretary of the Supervisory Committee has undertaken to call a meeting of the Participating Trusts for the purpose of voting on the question of removal of the Custodial Trustee or members of the Supervisory Committee upon the written request of Participating Trusts holding 10% of the Units entitled to vote at such a meeting, and in connection with such a meeting to assist in communications among such Participating Trusts as required by the Investment Company Act. Participating Trust inquiries should be in writing addressed to the Association, 6320 Claremont Avenue, Oakland, CA 94618.



Unit Value Adjustments



As of July 1, 1996, the unit values of the Value Equity Portfolio, the Balanced Portfolio, the Long-Intermediate Fixed Income Portfolio, the Short Intermediate Fixed Income Portfolio, and the Money Market Portfolio will be adjusted through a unit split so that as of July 1, 1996, the units of each of these Portfolios hall be $10.00. The number of units in each Portfolio and the number of units held by each Participating Trust will be determined by the net asset value of each Portfolio as of June 30, 1996.

Termination of the Trust

While the Trust has been established to continue for such time as may be necessary to accomplish the purpose for which it was created, at the direction of the Supervisory Committee and subject to approval of Participating Trusts, the Custodial Trustee may (i) sell the assets of the Trust to another trust or corporation in exchange for cash or securities of such trust or corporation, and distribute such cash or securities ratably among the Participating Trusts; or (ii) sell and convert into money the assets of the Trust and distribute the proceeds remaining after payment of liabilities ratably among the Participating Trusts. Upon completion of the distribution of the remaining proceeds or the remaining assets of the Trust, the Trust will terminate and the Custodial Trustee will be discharged of any and all further liabilities and duties and the right, title and interest of all parties will be cancelled and discharged.

The Supervisory Committee may direct the Custodial Trustee to terminate any Portfolio at any time and no further admissions will be permitted without the necessity of obtaining shareholder approval. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, of such Portfolio, the Custodial Trustee shall distribute the remaining assets of the Portfolio ratably among the Participating Trusts owning outstanding Units of the Portfolio.

Counsel and Independent Accountants



Hassard Bonnington, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the Units of beneficial interest in the Portfolios being sold pursuant to this Prospectus. Hassard Bonnington is currently acting and will continue to act as legal counsel to the Association in various matters. Coopers & Lybrand L.L.P., independent accountants of the Trust, 1999 Harrison, Oakland, CA 94612, have been selected as independent auditors of the Trust. Coopers & Lybrand L.L.P. will conduct an annual audit of each Portfolio, consult with the Trust as to matters of accounting, regulatory filings, and federal and state income taxation.

Additional Information



The Trust will issue to Plan Trustees or Participants, as applicable, semiannual reports containing a list of the securities held by the Portfolios, and unaudited financial statements and annual reports containing a list of the securities held by the Portfolios and financial statements examined by auditors approved annually by the Participating Trusts or the Supervisory Committee.

For further information call            PROSPECTUS
ACCMA, 6230 Claremont Avenue,
Oakland, CA 94618, at
(510) 654-5383, Monday through


Friday, 9:00 a.m. to 5:00 p.m.          April 30, 1996


To move funds among
ACCMA, call (510) 654-5383,
Monday through Friday,
9:00 a.m. to 5:00 p.m.


ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

APPENDIX

Description of Standard & Poor's Corporation's corporate debt ratings of A or better:

AAA -- Debt rated AAA has the highest rating assigned by Standard
& Poor's Corporation. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Description of Moody's Investors Service, Inc.'s long-term debt ratings of A or better:

Aaa -- Fixed Incomes that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Fixed Incomes that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than the Aaa securities.

A -- Fixed Incomes that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Commercial paper rated A by Standard & Poor's Corporation is regarded as having the greatest capacity for timely payment.
Issues in this category are delineated with the numbers l and 2 to indicate the relative degree of safety.

A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong.
Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

Commercial paper rated prime by Moody's Investors Service, Inc.
has the following characteristics:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

  Leading market positions in well-established industries.

  High rates of return on funds employed.

  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short term debt obligations.
This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratio, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


PART B

STATEMENT OF ADDITIONAL INFORMATION

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS




This Statement of Additional Information is not a prospectus and should be read only in conjunction with the Prospectus for the Trust. This Statement of Additional Information contains certain additional and supplemental information to that presented in the Prospectus dated April 30, 1996, and it does not repeat all of the information with respect to the Trust contained in the Prospectus. A copy of the Prospectus may be obtained by writing to Alameda-Contra Costa Medical Association, 6230 Claremont Avenue, Oakland, CA 94618, ATTN: Jim Alexander, Program Coordinator or by calling (510) 654-5383.

Please read and retain this Statement of Additional Information for future reference.




April 30, 1996

TABLE OF CONTENTS

                                                            Page

GENERAL INFORMATION                                          B-1

ADDITIONAL INVESTMENT RESTRICTIONS                           B-1

VALUATION OF UNITS                                           B-3

MANAGEMENT OF THE TRUST                                      B-4

PORTFOLIO TRANSACTIONS                                       B-12



PERFORMANCE INFORMATION                                      B-14



FINANCIAL STATEMENTS                                         B-18
PAGE

GENERAL INFORMATION

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans (the "Trust") is an open-end diversified management investment company that currently offers seven Portfolios, designated as the International Value Equity Portfolio, the Growth Equity Portfolio, the Value Equity Portfolio, the Balanced Portfolio, the Long-Intermediate Fixed Income Portfolio, the Short-Intermediate Fixed Income Portfolio and the Money Market Portfolio, to provide diversified investment opportunities for Qualified Plans and IRAs. The Trust may offer at any time one or more additional Portfolios having investment objectives and policies different from the seven Portfolios currently offered. Wells Fargo Bank, N.A. ("Wells Fargo") is the Custodial Trustee of the Trust. The Trust was established under a Declaration of Trust dated February 9, 1990, and has no prior history.

Capitalized terms used herein have the same meaning as in the Prospectus.

ADDITIONAL INVESTMENT RESTRICTIONS

The following restrictions and fundamental policies are in addition to those set forth in the Prospectus. They cannot be changed for any Portfolio without the approval of Participating Trusts holding a majority of the outstanding Units of that Portfolio. Absent such approval, the Trust may not:

   (a) Borrow money for any Portfolio except for temporary emergency purposes and then only in an amount not exceeding 5% of the value of the total assets of that Portfolio. Any borrowings in any Portfolio before making investments for that Portfolio, and interest paid on such borrowings will reduce income;

   (b)  Issue senior securities;

   (c)  Underwrite any issue of securities;

   (d) Purchase or sell real estate or real estate mortgage loans, but this shall not prevent investments in instruments secured by real estate or interests therein or in marketable securities of issuers that engage in real estate operations;

   (e)  Purchase on margin or sell short;

   (f) Purchase or retain securities of an issuer if members of the Supervisory Committee, each of whom own more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

   (g) Purchase or retain securities of any other investment company (except in connection with a merger, consolidation, acquisition or reorganization) if after such purchase (i) the Trust will own more than 3% of the total outstanding voting securities of such other investment company; or (ii) the securi-ties of such other investment company have an aggregate value in excess of 5% of the value of the Trust; or (iii) securities issued by all investment companies have a aggregate value in excess of 10% of the Trust;

   (h) Invest in or sell put, call, straddle or spread options or interests in oil, gas or other mineral exploration or development programs; or

   (i) Purchase or retain securities of foreign issuers, except equity-based dollar-denominated American Depository Receipts ("ADR"), which are publicly traded in the United States on exchanges or over-the-counter and are issued by domestic banks, in an amount not exceeding 10% of the value of the total assets of a Portfolio invested in equity-based securities (except however the 10% of value limitation shall not apply to the International Value Equity Portfolio); or

   (j) Purchase or retain repurchase agreements or reverse repurchase agreements.

The vote of the majority of the outstanding Units means the vote, at a duly called annual or special meeting, (A) of 67% or more of the Units present at such meeting, if Participating Trusts holding more than 50% of the Units are present or represented by proxy; or (B) of more than 50% of the Units, whichever is less.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of that restriction.

By written ballot, the Participating Trusts holding Units of the Balanced Portfolio approved the writing of covered call options by that Portfolio. The requisite number of Units of all Participating Trusts approved the creation of the Growth Equity Portfolio at the meeting of Participating Trusts on June 29, 1992.

The Trust anticipates that the annual rate of portfolio turnover will, generally, not exceed 75% for each of the Portfolios. High Portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions and other transaction costs that a Portfolio will bear directly.

VALUATION OF UNITS

Net asset value per Unit of each Portfolio is determined by dividing the total value of the Portfolio's assets less any liabilities, including the fees payable to the Custodial Trustee, the Investment Managers and the Association for advisory, administrative and other services, by the number of outstanding Units. Each Portfolio shall be charged with the liabilities in respect to such Portfolio, and shall also be charged with a share of the general liabilities of the Trust proportionate to the net asset value of such Portfolio.

The Custodial Trustee determines the value of the assets held in each Portfolio as of 10:00 a.m., San Francisco, California time (or at such other time as may be determined by the Supervisory Committee) on each valuation Date. Except for debt securities with remaining maturities of 60 days or less, assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price; (b) each unlisted security is valued at the last current bid price (or last current sale price, as applicable) obtained from the NASDAQ; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; and (d) short-term money market instruments (such as certificates of deposit, bankers acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. The Supervisory Committee has determined that the values obtained using the procedures described in (c) and (d) represent the fair values of the securities valued by such procedures. Most of these prices are obtained by the Custodial Trustee from a service that collects and disseminates such market prices. Bid quotations for short-term money market instruments reported by such service are the bid quotations reported to it by major dealers in such instruments.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost, which provides stability of net asset value. Under this method of valuation, the security is initially valued at cost on the date of purchase, or in the case of securities purchased with more than 60 days remaining to maturity and to be valued on the amortized cost basis only during the final 60 days of its maturity, the market value on the 61st day prior to maturity. Thereafter, the Trust assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security, unless the Supervisory Committee determines that amortized cost no longer represents fair value. The Trust will monitor the market value of these investments for the purpose of ascertaining whether any such circumstances exist.

When approved by the Supervisory Committee, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. These securi-ties will normally be those that have no available recent market value, have few outstanding shares and therefore infrequent trades, or for which there is a lack of consensus on the value, with quoted prices covering a wide range. The lack of consensus might result from relatively unusual circumstances such as no trading in the security for long periods of time, or a company's involvement in merger or acquisition activity, with widely vary-ing valuations placed on the company's assets or stock. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Supervisory
Committee.

The Trust will not declare or pay dividends with respect to the Portfolios. Income earned on assets in a Portfolio is included in the total value of that Portfolio's assets. Interest income on debt securities is accrued and added to asset value monthly as of each Valuation Date. Dividend income is recognized and added to asset value on the ex-dividend date. In addition, gains or losses realized from the sale of portfolio securities of a Portfolio will be added to or subtracted from, respectively, the asset value of such Portfolio.

MANAGEMENT OF THE TRUST

Supervisory Committee and Officers

The business and affairs of the Trust are managed under the direction of the Supervisory Committee. The Supervisory
Committee will perform duties and undertake responsibilities similar to those of a board of directors of an investment company. The members of the Supervisory Committee and the officers of the Trust and their principal occupations for the last five years are as follows:

                          Position Held <F1> Principal Occupation
Name and Address <F2>     With the Trust     During Past 5 Years

Robert E. Gwynn, M.D.      Chairman and      Physician <F3>
                           Chief Executive
                           Officer

Klaus R. Dehlinger, M.D.                     Physician, retired

Bruce M. Fisher, M.D.      Vice Chairman     Physician <F3>

William R. Forsythe, M.D.                    Physician

Carl Goetsch, M.D.                           Physician, retired
Albert K. Greenberg, M.D.                    Physician, retired

William N. Guertin         Secretary         Executive Director,
                                             the Association <F3>

Robert R. Haumeder, M.D.                     Physician, retired

Richard Marchick, M.D.                       Physician, retired

L. Richard Mello           Treasurer         Administrator,
                                             the Association <F3>

Robert J. Oakes, M.D.                        Physician, retired

Richard Rihn, M.D.                           Physician

<F1>
All of such individuals, as members of the Supervisory Committee, act as directors of the Trust.
<F2>
All at 6230 Claremont Avenue, Oakland, CA  94618.
<F3>
Interested Person



The Members of the Supervisory Committee and the officers of the Trust, as a group, own 10,000 Units of the International Value Equity Portfolio, 30,026 Units of the Growth Equity Portfolio, 11,402 Units of the Value Equity Portfolio, 4,867 Units of the Balanced Portfolio, 9,062 Units of the Long-Intermediate Fixed Income Portfolio, 42,992 Units of the Short-Intermediate Fixed Income Portfolio and 540 Units of the Money Market Portfolio. No member of the Supervisory Committee or officer of the Trust is affiliated with the Custodial Trustee of the Trust. Four members of the Supervisory Committee are "interested persons" of the Trust within the meaning of the Investment Company Act. They are Robert E. Gwynn, M.D.; William N. Guertin, Bruce M. Fisher, M.D. and L. Richard Mello. There is no family relationship between any of the members of the Supervisory Committee or the officers of the Trust. Members of the Supervisory Committee who are not affiliated with the Custodial Trustee or the Investment Managers may be compensated for services to, and reimbursed for expenses incurred as a member of, the Supervisory Committee. Currently no compensation is paid to any member of the Supervisory Committee or officer of the Trust, in either of such capacities.



Five Percent Owners

The following persons or entities own five percent or more of one or more Portfolios:
Owner                           Portfolio             Percentages
Burton Adams                    International          6.3%
1025 Sherman St.                Value Equity
Alameda, CA  94501

Ralph Baldzikowski              Money Market           11.8%
271 Madrone Avenue
Santa Clara, CA  95091

Norman Ballantine               Money Market            6.5%
1965 Beacon Ridge Court
Walnut Creek, CA  94596

Berkeley Urological             Balanced               22.7%
  Associates                    Long-Intermediate       5.7%
2999 Regent Street, #612        Fixed Income
Berkeley, CA  94705             Money Market           11.6%

Robert Black                    Money Market            6.0%
36862 Montecito Drive
Fremont, CA  94536

Michael Cohen                   International           6.3%
130 La Casa Via                 Value Equity
Building 2, #208
Walnut Creek, CA  94598

Howard Daniel, MD               Growth Equity           5.3%
9933 MacArthur Boulevard
Oakland, CA  94605

Howard Daniel, MD, APC          Growth Equity           6.1%
9933 MacArthur Boulevard
Oakland, CA 94605

Klaus Dehlinger                 International          12.5%
600 San Luis Rd.                Value Equity
Berkeley, CA  94707             Growth Equity           8.4%
                                Short-Intermediate      9.8%
                                Fixed Income

Stanley Goodman                 Long-Intermediate      10.4%
3021 Telegraph Ave.             Fixed Income
Berkeley, CA  94705

Robert Hepps                    International           6.3%
1515 Ygnacio Valley Road        Value Equity
Suite F
Walnut Creek, CA  94598

Roger Hoag                      Value Equity            5.7%
2915 Telegraph Ave.             Short-Intermediate      7.6%
Berkeley, CA  94705             Fixed Income

Ralph D. Kirk                   Long-Intermediate       5.8%
5 Kirkwood Court                Fixed Income
Concord, CA 94521

Raymond Maas                    International           8.9%
16989 Hinton Court              Value Equity
Castro Valley, CA  94546        Balanced                7.7%
                                Short-Intermediate      7.8%
                                Fixed Income

Richard Marchick                Growth Equity           6.9%
516 The Glade                   Balanced                8.3%
Orinda, CA  94563               Short-Intermediate      6.9%
                                Fixed Income

Sumner Marshall                 Balanced               21.2%
2999 Regent St. #612
Berkeley, CA  94705

North Oakland Medical Clinic    International          12.5%
6105 San Pablo Avenue           Value Equity
Oakland, CA  94608              Growth Equity           9.8%

Patricia McEveney               International          20.0%
5954-1C Autumnwood Drive        Value Equity
Walnut Creek, CA  94598-3904    Growth Equity           7.9%
                                Long-Intermediate       7.6%
                                Fixed Income
                                Money Market            6.2%

OB/GYN Fertility                Growth Equity           7.7%
Specialist Medical              Value Equity           11.3%
Group, Inc.                     Balanced               12.0%
2915 Telegraph Ave.             Long-Intermediate       6.2%
Berkeley, CA  94705             Fixed Income
                                Short-Intermediate     21.9%
                                Fixed Income
                                Money Market            7.5%

Respiratory Medical             International           7.9%
Group, Inc.                     Value Equity
130 La Casa Via                 Growth Equity           5.0%
Bldg. 2, #208                   Value Equity            6.6%
Walnut Creek, CA  94598

Richard Rihn                    Long-Intermediate       5.5%
739 Hamilton Drive              Fixed Income
Pleasant Hill, CA 94523

Eugene Taylor                   Balanced                7.4%
200 The Knoll
Orinda, CA  94563

E. Gregory Thomas               Long-Intermediate       5.4%
4471 Hillsborough Drive         Fixed Income
Castro Valley, CA 94546

Bruce Thompson                  International          12.5%
6105 San Pablo Avenue           Value Equity
Oakland, CA  94608              Growth Equity           9.8%

Ruperto R. Visaya               International           6.1%
113 Serra Court                 Value Equity
Vallejo, CA  94590              Growth Equity           6.9%

Visaya & Visaya, MDs, Inc.      International           9.5%
1040 Colusa Street              Value Equity
Vallejo, CA 94590

Robert Werra                    Short-Intermediate      10.5%
721 South Dora                  Fixed Income
Ukiah, CA  95482

Robert Werra, M.D., APC         Short-Intermediate      11.2%
721 South Dora                  Fixed Income
Ukiah, CA  95482

The Custodial Trustee

Subject to the direction of the Supervisory Committee, Wells
Fargo Bank, N.A., acts as the Custodial Trustee of the Trust pursuant to a Declaration of Trust dated February 9, 1990 and, as such, provides custodial services to the Trust.

Investment Management

Under the Investment Management Agreements between each
Investment Manager and the Trust (the "Agreement"), the
Investment Manager manages the investment of the assets of each Portfolio for which it has been appointed Investment Manager in conformity with the stated objectives and policies of such Portfolio and the overall investment restrictions of the Trust.
The Investment Manager supervises the Trust's investments and maintains a continuous investment program for the Portfolio, places purchase and sale orders and pays costs of certain clerical and administrative services involved in managing and servicing the investments of such Portfolio and complying with regulatory reporting requirements. The Investment Manager also furnishes employees, office space and facilities required for operation of the Investment Manager.

The investment management services of the respective Investment
Managers to the Trust are not exclusive under the terms of the Agreements. Each Investment Manager is free to, and does, render investment advisory services to others.

The Custodial Trustee is obligated to hold and account for the assets of the Trust in accordance with applicable laws and regulations, including the regulations and rulings of the United
States Comptroller of the Currency relating to fiduciary powers of national banks. In accordance with these regulations, the Custodial Trustee will not invest, or permit the Investment
Managers to invest, the Trust's assets in stock or obligations of or property acquired from, Wells Fargo, its affiliates or directors, officers or employees or other persons with substan-tial connections with Wells Fargo, and further, assets of the Trust will not be sold or transferred, by loan or otherwise, to Wells Fargo or persons connected with Wells Fargo as described above, except that part of a Portfolio may be invested in deposits of Wells Fargo that bear a reasonable rate of interest or in cash, without liability with respect to such cash, as may be reasonably necessary from time to time to be held temporarily awaiting investment and for paying withdrawals or expenses.

Expenses of the Trust

The Association will pay: (i) all costs and expenses arising in connection with the organization of the Trust. including the initial registration and qualification of the Trust and the Units under federal and state law; (ii) all marketing and advertising expenses of the Trust; (iii) expenses of all employees, office space and facilities necessary to carry out its duties under the Administrative Services Agreement; (iv) all costs and expenses of determining the net asset value of the Units; and (v) all expenses of accounting for Participating Trusts. The Custodial
Trustee will pay: (i) all expenses of its employees, office space and facilities necessary to carry out its duties under the Declaration of Trust; and (ii) expenses of valuing the assets of the Portfolios. Each Investment Manager will pay all expenses incurred by it in connection with acting as Investment Manager, other than costs (including taxes and brokerage commissions) of securities purchased for the Trust. Expenses incurred by each Investment Manager in connection with acting as Investment
Manager include the costs of statistical and research data, accounting, data processing, bookkeeping and internal auditing services, rendering periodic and special reports to the Supervisory Committee, and other costs associated with providing investment research and portfolio management.

Except for the expenses described above that have been assumed by the Custodial Trustee, the Association or each Investment
Manager, as the case may be, all expenses incurred in the administration of the Trust are charged to the Trusts including:
(i) the Custodial Trustee's management fee, the Association's fee and the Investment Managers' fees (discussed below);
(ii) interest charges; (iii) taxes; (iv) brokerage commissions;
(v) expenses of continuing registration and qualification of the Trust and the Units under federal and state law; (vi) expenses of the issue and redemption of Units; (vii) fees and disbursements of independent accountants, consultants and legal counsel;
(viii) expenses of preparing, printing and mailing prospectuses
(except the cost of printing and mailing of Prospectuses to potential members of the Association which is to be paid by the Association), reports, proxies, notices and statements sent to Participating Trusts; (ix) expenses of meetings of Participating
Trusts; (x) insurance premiums; and (xi) nonrecurring expenses including any expenses relating to litigation to which the Trust or the Custodial Trustee as trustee of the Trust is a party.
Expenses incurred for the operation of a particular Portfolio, including the expenses of communications to Participating Trusts, are paid by that Portfolio. Expenses that are general liabilities of the Trust are allocated among the Portfolios in proportion to the net asset value of each Portfolio at the time of allocation.

Custodial Trustee's Fee

For its services under the Trust. The Trustee is paid a quarterly fee at the annual rate of 1/2 of 1% of the first
$2,000,000 of the aggregate fair market value of the assets of the combined Portfolios, 1/4 of 1% of such assets in excess of $2,000,000 but less than $10,000,000 and of 1/8 of 1% of such assets in excess of $10,000,000 determined as of the last business day of each calendar quarter. The Custodial Trustee is paid an additional annual administrative charge of approximately
$16,000 for certain Unitholder transaction services, including plan set-up and maintenance fees, custody fees for individual securities and charges for disbursements, processing, reporting and preparing tax forms.

There are no initial or annual maintenance fees for participation in the Trust.

The Trust has no transfer agent or dividend-paying agent. If the Trust requires these or similar services, they will be provided by the Custodial Trustee.

Administrator's Fee



As compensation for its services under the Administrative
Services Agreement, the Association is paid a quarterly fee at the annual rate of 0.45% of the aggregate fair market value of the assets of the combined Portfolios determined as of the last business day of each calendar quarter. The Association is paid an additional fee of $1,000 per month. The Association has received from the Trust fees for its services for the years ending December 31, 1993, 1994 and 1995 of $175,330, $172,264,
and 186,479, respectively.

Investment Managers' Fees



Lazard Freres & Company ("Lazard") is paid a quarterly investment management fee for its services to the International ADR Value
Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $1,000,000 of assets of such Portfolio and 3/4 of 1.0% of such assets in excess of $1,000,000 determined as of the last business day of each calendar quarter. Lazard has received investment management fees for services from December 1, 1995 through December 31, 1995 of $236.



The Burridge Group, Inc. ("Burridge") is paid a quarterly investment management fee for its services to the Growth Equity
Portfolio at the annual rate of 1.0% of the aggregate fair market value of the first $1,000,000 of assets of such Portfolio and 3/4 of 1.0% of such assets in excess of $1,000,000 determined as of the last business day of each calendar quarter. The fees charged by Burridge are higher than those paid to most other investment companies. Burridge has received investment management fees for the years ending December 31, 1993, 1994, and 1995 of $20,309,
$22,648, and $25,140 respectively.



Towneley Capital Management, Inc. ("Towneley") is paid a quarterly investment management fee for its services to the Value
Equity Portfolio at the annual rate of 1.0% of the aggregate fair market value of the assets of such Portfolio. The asset value is determined as of the last business day of each calendar quarter.
The fees charged by Towneley are higher than those paid to most other investment companies. Towneley has received investment management fees for the years ended December 31, 1993, 1994 and 1995 of $140,145, $159,034, and $176,999 respectively.



Guardian Investment Management ("Guardian") is paid a quarterly investment management fee for its services to the Balanced
Portfolio at the annual rate of 1.0% of the first $250,000 of the aggregate fair market value of the assets of such Portfolio and 6/10 of 1.0% of such assets exceeding $250,000 determined as of the last business day of each calendar quarter. The fees charged by Guardian are higher than those paid to most other investment companies. Guardian has received investment management fees for the years ended December 31, 1993, 1994 and 1995 of $19,794,
$16,682, and $17,929 respectively.



Scudder, Stevens & Clark is paid a quarterly investment management fee for its services to the Long-Intermediate Fixed
Income Portfolio, the Short-Intermediate Fixed Income Portfolio and the Money Market Portfolio at the annual rate of 1/2 of 1% of the aggregate fair market value of the assets of such Portfolios determined as of the last business day of each calendar quarter.
Scudder, Stevens & Clark has received investment management fees for the years ended December 31, 1993, 1994 and 1995 of $73,014, $71,105, and $64,122 respectively.

Term of the Agreements

The Investment Management Agreements will remain in effect as to each Portfolio until the first meeting of the Participating
Trusts. If approved at that meeting by a majority of the outstanding Units of the Trust, the Investment Management
Agreements shall continue in effect for one year thereafter.  The
Investment Management Agreements shall remain in effect from year to year thereafter if their continuance is approved annually either by the vote of a majority of the outstanding Units of the Portfolios to which the Investment Management Agreements relate or by the Supervisory Committee, and by the vote of a majority of the members of the Supervisory Committee who are not parties to the Agreements or "interested persons" of a party within the meaning of the Investment Company Act. An Investment Management
Agreement may be terminated as to any Portfolio on no more than 60 days' notice given at any time and will terminate automatically if it is assigned.

PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Supervisory Committee and the Custodial Trustee, each Investment Manager is responsible for the investment decisions and the placing of orders for Portfolio transactions for specified Portfolios constituting a part of the Trust. The policy of the Trust regarding purchases and sales of securities for its Portfolios is that primary consideration will be given to obtaining the most favorable price and efficient execution of transactions. In seeking to implement the Trust's policy, the Investment Managers will effect transactions with those brokers and dealers who the Investment
Managers believe provide the most favorable prices and are capable of providing efficient executions.

Subject to the policy of seeking the best execution of the investment transactions at the prices most favorable to the Trust, the Investment Managers may in circumstances in which two or more broker-dealers are in a position to offer comparable prices and execution, give preference to broker-dealers that have provided general research and investment information and other services to the Investment Managers with respect to securities appropriate for investment by the Portfolios. These research and investment information services are made available to the Investment Managers for their analysis and consideration as investment advisers to the Trust and other accounts, the views and information of individuals and research staffs of many securities firms. Such research and investment information may include advice concerning the value of securities, the advisa-bility of purchasing or selling securities, the availability of securities or the purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, Portfolio strategy and performance of accounts. Although such information is useful, its value is not determinable and it does not necessarily reduce expenses to the Investment Managers or reduce the management fees payable to the Investment Managers by the Trust.



The Supervisory Committee has instructed the Investment Managers to effect brokerage transactions with Paine Webber Incorporated
("Paine Webber"), formerly Kidder Peabody & Co. Incorporated, in the purchase and sale of securities, so long as advantageous to the Portfolios. Paine Webber provides research services to the Investment Managers with respect to securities appropriate for investment by the Portfolios, as described above, and provides a discount on commissions for purchases and sales of such securities for the Portfolios for which it acts as broker-dealer.

The Trust has paid brokerage commission for portfolio transactions for the years ending December 31, 1993, 1994 and 1995 of $150,275, $212,781, and $190,954 respectively. Effective
January 1, 1996, the Trust has an agreement with Paine Webber under which the amount paid to Paine Webber for certain consulting services is to be reduced by one-half of the amount paid to Paine Webber as commissions for purchases and sales of securities.

Portfolio securities may not be purchased from or sold to the Custodial Trustee or an affiliated person (as defined in the Investment Company Act) of the Custodial Trustee except as may be permitted by the Securities and Exchange Commission and subject to the rules and regulations of the Comptroller of the Currency.

Certain investments may be appropriate for the Trust and also for other clients advised by the Investment Managers. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for one or more clients in different amounts. In such event, and to the extent permitted by applicable law and regulations, such transactions will be allocated among the clients in a manner believed to be equitable to each.
Ordinarily, such allocation will be made on the basis of the weighted average price of such transactions effected during a trading day, and if all orders for the same security could be only partially executed during a trading day, then securities will be allocated proportionately on the basis of the sizes of the orders.

PERFORMANCE INFORMATION

All performance information included in any advertising by the Portfolios is historical and is not intended to indicate future returns. A Portfolio's Unit price and total return fluctuate in response to market conditions and other factors, and the value of a Portfolio's Units when redeemed or exchanged may be more or less than their original cost.

Total Return Calculations - Growth Equity Portfolio, Value Equity
Portfolio, Long-Intermediate Fixed Income Portfolio, Short-
Intermediate Fixed Income Portfolio, Balanced Portfolio:
Total return determines the net change in value, including reinvested earnings, after deduction of expenses, of a hypothetical $1,000 investment.

Average annual total return is computed by determining the growth or decline in the value of a hypothetical $1,000 investment in a Portfolio (other than the Money Market Portfolio) over a stated period of time, then calculating the average annual compounded percentage rate which would give the same ending value as if the growth or decline had been constant over the period. Stated mathematically:
                n
          P(1+T) = ERV

where     P    =     a hypothetical initial investment of $1,000
          T    =     average annual total return
          n    =     number of years
          ERV  =     ending redeemable value of a hypothetical

                   $1,000 payment made at the beginning of the

                 period at the end of the same period



The returns for the Growth Equity Portfolio, the Value Equity
Portfolio, the Balanced Portfolio, the Long-Intermediate Fixed
Income Portfolio and the Short-Intermediate Fixed Income
Portfolio, from commencement of operations on August 2, 1990 through December 31, 1995 (six years), from January 1, 1991
through December 31, 1995 (five years) and from January 1, 1995 through December 31, 1995 (one year) are as follows:





                       International Value Equity
                       One Year <F3>

Net asset value:

  Beginning of period  $10.00

  End of period        $10.09

Percentage change in    0.90%
    net asset value

Average Annual
    Total Return       11.35%

Ending value of        $1,113.51
    hypothetical
    $1,000 investment

<F3>
One year figure for the International Value Equity Portfolio reflects performance from December 1, 1995 (inception) through December 31, 1995.



                          Growth Equity
                       One Year    Four Years <F4>

Net asset value:

  Beginning of period  $12.12      $10.00

  End of period        $14.27      $14.27

Percentage change in   17.74%      42.70%
    net asset value

Average Annual
    Total Return       17.73%      11.52%

Ending value of        $1,170.00   $1,426.89
    hypothetical
    $1,000 investment

<F4>
Four year figures for the Growth Equity Portfolio reflect performance from October 1, 1992 (inception) through December 31,
1995.



                               Value Equity
                       One Year    Five Years  Six Years

Net asset value:

  Beginning of period  $94.93      $60.74      $60.54

  End of period       $119.20     $119.20     $119.20

Percentage change in   25.57%      96.25%      96.89%
    net asset value

Average Annual
    Total Return       25.57%      14.44%      12.44%

Ending value of        $1,255.70   $1,962.86   $1,890.40
    hypothetical
    $1,000 investment





                                 Balanced
                       One Year    Five Years  Six Years

Net asset value:

  Beginning of period  $37.05      $27.43      $28.83

  End of period        $45.91      $45.91      $45.91

Percentage change in   23.91%      67.37%      56.43%
    net asset value

Average Annual
    Total Return       23.91%      10.85%       8.91%

Ending value of        $1,239.10   $1,673.70   $1,589.17
    hypothetical
    $1,000 investment



                       Long-Intermediate Fixed Income
                       One Year    Five Years  Six Years

Net asset value:

  Beginning of period  $48.23      $38.04      $36.43

  End of period        $56.88      $56.88      $56.88

Percentage change in   17.93%      49.53%      56.14%
    net asset value

Average Annual
    Total Return       17.93%       8.38%       8.57%

Ending value of        $1,179.30   $1,495.36   $1,562.38
    hypothetical
    $1,000 investment



                       Short-Intermediate Fixed Income
                       One Year    Five Years  Six Years

Net asset value:

  Beginning of period  $18.85      $15.37      $14.13

  End of period        $20.90      $20.90      $20.90

Percentage change in   10.88%      35.98%      47.91%
    net asset value

Average Annual
    Total Return       10.88%       6.34%       6.57%

Ending value of        $1,108.80   $1,359.83   $1,412.23
    hypothetical
    $1,000 investment


FINANCIAL STATEMENTS


ALAMEDA CONTRA-COSTA MEDICAL ASSOCIATION
COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS





FINANCIAL STATEMENTS

for the years ended December 31, 1995 and 1994

Firm:  Coopers & Lybrand, L.L.P.
       A Professional Services Firm

Re:  Report of Independent Auditors

To the Unitholders and Supervisory Committee of Alameda-Contra
Costa Medical Association Collective Investment Trust for
Retirement Plans:

We have audited the accompanying statements of assets and liabilities of the funds comprising Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans, including each Fund's statement of investments in securities and net assets, as of December 31, 1995, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds comprising Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans as of December 31, 1995, the results of their operations for the year then ended, and the changes in their net assets, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

Coopers & Lybrand, L.L.P.

Oakland, California
February 9, 1996
PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS                      International  Growth     Value       Balanced   Long-          Short-        Money Market
                            Value Equity   Equity     Equity                 Intermediate   Intermediate
                                                                             Fixed Income   Fixed Income
Investments, at cost          982,742      2,856,529  17,812,987  2,816,346  4,349,637      5,922,142     2,377,485

Investments, at value         989,423      3,354,406  20,267,575  3,470,332  4,771,393      5,994,197     2,384,947
Receivable-units sold          10,000         11,228      19,466      3,248     10,592         33,233       156,731
Accrued dividends
 and interest receivable            0          2,853      36,109     23,222     54,019         90,909        30,457
                            _________      _________   _________  _________  _________      _________     _________

      Total assets            999,423      3,368,487  20,323,150  3,496,802  4,776,004      6,118,339     2,572,135

LIABILITIES AND
NET ASSETS

Accrued expenses:

 Administration fees              446          5,812       34,589     5,947      8,054         10,382         4,141
 Professional fees                402          1,478        8,148     1,363      1,790          2,441           941
Payable-securities purchase   193,217              0            0         0          0              0             0
Payable-redemption of units         0              0            0         0     43,748         33,000         1,288
                            _________      _________   __________ _________  _________      _________     _________
Total liabilities             194,605          7,290       42,737     7,310     53,592         45,823         6,370

Net assets                    805,358      3,361,197   20,280,413 3,489,492  4,722,412      6,072,516     2,565,765

Units outstanding              79,824        235,552      170,135    76,005     83,031        290,526        58,275

Net asset value per unit        10.09          14.27       119.20     45.91      56.88          20.90         44.03

NET ASSETS COMPOSED OF:
Paid-in capital               798,343      2,622,322   10,665,732 2,162,839  2,725,926      4,397,070     1,345,533
Accumulated undistributed
net investment income
(loss)                            334        (59,244)   1,130,965   456,346  1,470,762      1,533,522     1,274,080
Accumulated undistributed
net realized gains
(losses)                            0        300,242    6,029,128   216,321    163,968         69,869       (61,310)
Unrealized appreciation
(depreciation) on
investments                     6,681        497,877    2,454,588   653,986    361,756         72,055         7,462
                            _________      _________   __________ _________  _________      _________     _________
Net assets at value           805,358      3,361,197   20,280,413 3,489,492  4,722,412      6,072,516     2,565,765

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS
December 31, 1995

INTERNATIONAL EQUITY PORTFOLIO                  Shares         Value
Cash and Cash Equivalents (50.49%)

  Wells Fargo Money Market Fund                 499,528       499,528
  (cost 499,528)

Common Stocks (49.51%):

  Consumer Staples (4.14%):

    Compagnie General Des Eaux                      800        15,995
    Nestle SA ADR                                   450        24,951
                                                               ______
  Health (3.16%):                                              40,946

    Astra AB ADR B                                   400       15,874
    CIBA Geigy A G                                   350       15,437
                                                               ______
  Consumer Durables (5.72%):                                   31,311

    Nippondenso Ltd                                  200       14,968
    Toyota Motor Corp                                400       16,900
    Volvo AB ADR B                                 1,200       24,713
                                                               ______
  Services (1.63%):                                            56,581

    Waste Mgmt Intl Plc                            1,500       16,125 <F1>

  Process Industry (5.23%):

    Hoechst A G                                      200       27,179
    Repola Oy                                      1,300       24,550
                                                               ______
  Consumer Discretionary (9.49%):                              51,729

    Amway Japan Ltd                                  800       16,700
    News ADR PFD A                                   850       16,362
    Nintendo Ltd                                   1,650       15,696
    Rank Organisation Pub Ltd                      1,200       17,550
    Sony Corp ADR                                    450       27,619
                                                               ______
                                                               93,927
PAGE

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

INTERNATIONAL EQUITY PORTFOLIO, continued

Common Stocks, continued

  Producer/Manufacturing (4.37%):

    Cable and Wireless Pub Ltd                       750       15,844
    Siemens A G ADR                                  250       27,423
                                                               ______
  Technology (4.04%):                                          43,267

    Hitachi Limited ADR                              250       25,125
    Matsushita Elec Indl                              90       14,805
                                                               ______
  Energy (2.41%):                                              39,930

    ELF Aquataine ADR                                650       23,887

  Telecommunications (1.68%):

    Alcatel Alsthom                                  950       16,625

  Financial (5.23%):

    Den Danske Bank AF 1871 AK                       250       17,278
    Intl Nederlanden Groep                           250       16,719
    Yasuda Tr and Bkg Ltd                            300       17,770
                                                               ______
  Utilities (2.41%):                                           51,767

    National Power Plc                               850       23,800
                                                              _______

Total Common Stocks (cost 483,214)                            489,895
                                                              _______


Total Investments held (cost 982,742)                         989,423

<F1>
non income producing security

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
December 31,1995

GROWTH EQUITY PORTFOLIO                         Shares        Value
Cash and Cash Equivalents (1.24%)

  Wells Fargo Money Market Fund                 41,502       41,502
  (cost 41,502)

Common Stocks 98.76%:

  Automotive (2.77%):

    Magna International Inc                      2,150       92,988

  Publishing and Advertising (2.18%):

    Houghton Mifflin Co                          1,700       73,100

  Drugs, Medical Supplies (8.42%):

    Elan PLC ADR                                 2.500      121,563 <F1>
    Forest Labs Inc                              1,700       76,925 <F1>
    Owens and Minor Inc New                      6,600       84,150
                                                            _______
  Entertainment and Leisure (2.76%):                        282,638

    Circus Circus Enterprise Inc                 3,325       92,684 <F1>

  Retailing (9.60%):

    Circuit City Sotres Inc                      2,800       77,350
    Dollar Gen Corp                              3,375       70,031
    Heilig Meyers Co                             4,700       86,363
    Pep Boys Manny Moe and Mack                  3,450       88,406
                                                            _______
  Business Services (1.97%):                                322,150

    Sensormatic Electrics Corp                   3,805       66,112

  Other Consumer Services (1.29%):

    Franklin Quest Co                            2,230       43,485 <F1>

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

GROWTH EQUITY PORTFOLIO, continued

Common Stocks (98.76%), continued

  Business Equipment (6.69%):

    Cisco Sys Inc                                1,850      138,056 <F1>
    Sequent Computer Sys Inc                     5,950       86,275 <F1>
                                                            _______
  Electronics (9.78%):                                      224,331

    International Rectifier Corp                 5,200      130,000 <F1>
    Molex Inc                                    3,437      105,258
    Texas Instruments                            1,800       92,700
                                                            _______
  Specialty Equipment (4.19%):                              327,958

    American Power Conversion Corp Com           6,000       57,000 <F1>
    Novellus Systems Inc                         1,550       83,700 <F1>
                                                            _______
  Software (6.53%):                                         140,700

    Informix Corp                                3,350      100,500 <F1>
    Mentor Graphics Corp                         6,500      118,625 <F1>
                                                            _______
  Telecommunications (7.85%):                               219,125

    Nokia Corp                                   3,150      122,850
    US Robotics Corp                             1,600      140,400
                                                            _______
  Electrical Equipment (7.46%):                             263,250

    Solectron Corp                               2,940      129,728 <F1>
    Symbol Technologies Inc                      3,050      120,475 <F1>
                                                            _______
  Machinery (2.27%):                                        250,203

    Wabash National Corp                         3,400       76,075

  Banking and Credit (3.50%):

    MBNA Corp                                    3,180      117,262

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

GROWTH EQUITY PORTFOLIO, continued

Common Stocks (98.76%), continued

  Finance and Insurance (16.30%):

    Cincinnati Financial Corp                    1,596      104,139
    Equitable Cos Inc                            4,800      115,200
    Green Tree Financial                         3,880      102,335
    MBIA Inc                                     1,450      108,750
    Mercury Finance Co                           8,775      116,269
                                                            _______
  Airlines (2.37%):                                         546,693

    Southwest Airlines Co                        3,450       79,350

  Telephone (2.83%):

    Telephone and Data Sys Inc                   2,400       94,800
                                                          _________

Total Common Stocks (cost 2,815,027)                      3,312,904
                                                          _________

Total invesmtnets held (cost 2,856,529)                   3,354,406

<F1>
non income producing security

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

VALUE EQUITY PORTFOLIO                          Shares         Value
Cash and Cash Equivalents (6.18%)

  Wells Fargo Money Market Fund                 1,252,300      1,252,300
  (cost 1,252,300)

Common Stocks 93.82%:

  Energy (1.87%):

    Occidental Petroleum Corp                       5,800        123,975
    Kerr-McGee Corp                                 1,600        101,600
    USX-Marathon Group                              7,900        154,050
                                                                 _______
  Industrial (3.13%):                                            379,625

    Fluor Corp                                      9,600        633,600

  Producer Manufacturing (5.15%):

    Cummins Engine Co Inc                          15,800        584,600
    Johnson Controls Inc                            4,600        316,250
    Philips Elec N V New York Shs                   4,000        143,500
                                                               _________
  Process Industries (.48%):                                   1,044,350

    Union Carbide Corp                              2,600         97,500

  Distributors (3.41%):

    Alco Standard Corp                              4,000        182,500
    Rykoff-Sexton Inc                               4,000         70,000
    Sysco Corp                                     13,500        438,750
                                                                 _______
  Technology (9.38%):                                            691,250

    SCI Systems                                     3,400        105,400 <F1>
    United Technologies Corp                        6,300        597,713
    Digital Equipment Corp                         10,400        666,900 <F1>
    Gateway 2000 Inc                                8,000        196,000 <F1>

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

VALUE EQUITY PORTFOLIO, continued

Common Stocks (93.82%), continued

  Technology (9.38%):, continued

    Arrow Electronics Inc                           5,700        245,100 <F1>
    Avnet Inc                                       2,000         89,500
                                                               _________
  Health Services (2.11%):                                     1,900,613

    Bergen Brunswig Corp CL-A                       8,200        203,975
    Cardinal Health Inc                             4,100        224,475
                                                                 _______
  Consumer (7.15%):                                              428,450

    Conagra Inc                                     9,800        404,250
    Honda Motor Ltd                                 5,700        237,975
    IBP Inc                                         5,200        262,600
    Polaroid Corp                                  11,500        544,812
                                                               _________
  Retail (19.95%):                                             1,449,637

    American Stores                                19,700        526,975
    Eckerd Corp                                     7,700        343,613 <F1>
    Fingerhut Co Inc                               15,800        219,225
    Giant Foods Inc Cl-A                            3,200        100,800
    Kroger Co                                      16,200        605,475 <F1>
    Rite Aid Corp                                   6,800        232,900
    Safeway Inc                                    11,900        612,850 <F1>
    Smiths Food and Drug CL-B                       3,200         80,800
    Super Value Stores                             13,000        409,500
    Vons Co Inc                                     4,600        129,950 <F1>
    Walgreen Co                                     5,900        176,262
    Winn Dixie Stores Inc                          16,400        604,750
                                                               _________
  Air Transportation (3.35%):                                  4,043,100

    Federal Express Co                              5,200        384,150 <F1>
    KLM Royal Dutch Airline ADR                     5,800        204,450
    United Airlines                                   500         89,250 <F1>
                                                                 _______
  Finance and Insurance (2.90%):                                 677,850

    Bear Stearns Co Inc                             4,900         97,388
    Great Western Financial                         3,800         96,425
PAGE

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

VALUE EQUITY PORTFOLIO, continued

Common Stocks (93.82%), continued

  Finance and Insurance (2.90%):, continued

    National City Corp                              3,000         99,375
    Southtrust Corp                                 3,800         97,375
    USF&G Corp                                      5,700         96,187
    Washington Mutual Insurance                     3,500        101,063
                                                                 _______
  Utilities (34.94%):                                            587,813

    Alleghany Power System                          8,000        229,000
    American Electric Power Co Inc                 13,600        550,800
    Coastal Corp                                    6,300        233,100
    Columbia Gas System Inc                         5,000        219,375 <F1>
    Central & Southwest Corp                       14,500        404,187
    Cipsco Inc                                      5,900        230,100
    CMS Energy Corp                                10,600        316,675
    Detroit Edison Co                              17,500        603,750
    FPL Group Inc                                  13,800        639,975
    Illinova Corp                                  21,000        630,000
    Ohio Edison co                                 21,800        512,300
    Pacific Gas & Electric                          6,700        190,113
    Panhandle Eastern Corp                          4,100        114,287
    Pinnacle West Capital Corp                     21,600        621,000
    Public Service Co of Colorado                  11,500        406,813
    SCE Corp                                       15,000        264,375
    Unicom Corp                                    19,500        638,625
    Western Resources Inc                           8,300        277,012
                                                               _________
                                                               7,081,487

Total Common Stocks (cost 16,560,687)                         19,015,275
                                                              __________

Total investments held (cost 17,812,987)                      20,267,575

<F1>
non income producing security

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

BALANCED PORTFOLIO                              Shares         Value
Cash and Cash Equivalents (9.41%)

  Wells Fargo Money Market Fund                 326,383        326,383
  (cost 326,383)

Common Stocks 59.68%:

  Automotive (.83%):

    Ford Motor                                    1,000         28,875

  Basic Industry (2.06%):

    Caterpiller Inc                                 500         29,375
    Champion International                        1,000         42,000
                                                                ______
  Capital Goods (6.11%):                                        71,375

    Black & Decker                                2,000         70,500
    General Electric                              1,000         72,000
    Minnesota Mining                                600         39,825
    WMX Technologies                              1,000         29,750
                                                               _______
  Chemical (1.26%):                                            212,075

    Cytec                                           142          8,857 <F1>
    E I Dupont                                      500         34,938
                                                                ______
  Consumer (6.28%):                                             43,795

    Gillette                                      2,000        104,250
    H J Heinz                                     1,500         49,688
    Sara Lee                                      2,000         64,000
                                                               _______
  Energy and Transportation (5.70%):                           217,938

    American President Lines                      2,000         46,000
    Chevron                                       1,000         52,375
    Mobil Oil Corp                                  300         33,525
    Union Pacific                                 1,000         66,000
                                                               _______
                                                               197,900

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

BALANCED PORTFOLIO, continued

Common Stocks (59.68%), continued

  Entertainment and Leisure (3.39%):

    Walt Disney                                   2,000         117,750

  Drugs, Medical Supplies (7.46%):

    American Home Products                          500          48,500
    Amgen                                         2,000         118,750 <F1>
    Bristol Myers                                   500          42,938
    Warner Lambert                                  500          48,562
                                                                _______
  Finance and Insurance (9.01%):                                258,750

    Aetna Life                                    1,000          69,250
    American Express                              2,000          82,750
    Bank America Corp                             1,000          64,750
    H & R Block                                   1,000          40,500
    Paine & Webber                                1,000          20,000
    Salomon Inc                                   1,000          35,375
                                                                _______
  Media (1.31%):                                                312,625

    Media General                                 1,500          45,562

  Retailers (3.02%):

    GAP                                           1,000          42,000
    Price Costco                                  2,695          41,099 <F1>
    Toys-R-Us                                     1,000          21,750 <F1>
                                                                _______
  Technology (7.20%):                                           104,849

    Apple Computer                                1,000          31,875
    EMC Corp                                      2,000          30,750 <F1>
    Intel                                           500          28,375
    Oracle                                        1,000          42,375 <F1>
    Sun Microsystems                              2,000          91,250 <F1>
    Teradyne                                      1,000          25,125 <F1>
                                                                _______
                                                                249,750

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

BALANCED PORTFOLIO, continued

Common Stocks (59.68%), continued

  Telephone (3.79%):

    AT&T                                          1,000          64,750
    Bell Atlantic                                 1,000          66,875
                                                                _______
  Telecommunications (2.26%):                                   131,625

    MCI Communications                            3,000          78,375
                                                              _________

Total Common Stocks (cost 1,480,098)                          2,071,244
                                                              _________

Corporate Debt Securities (18.75%):

  Financial (3.22%):

    Merrill Lynch                               100,000         111,942

  Industrial (9.40%):

    BP Amer, 9.375%, due 11-01-00               100,000         114,986
    IBM, 7.250%, due 11-01-02                   100,000         106,159
    North Telecom, 6.875%, due 10-01-02         100,000         104,895
                                                                _______
  International (6.13%):                                        326,040

    Quebec Province, 7.500%, due 07-15-02       100,000         107,036
    ELF Aquataine, 7.750%, due 05-01-99         100,000         105,561
                                                                _______
                                                                212,597

Total Corporate Debt Securities                                 650,579
(cost 609,427)                                                  _______

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

BALANCED PORTFOLIO, continued

U.S. Gov't & Agency Obligations (12.16%):

  U.S. Treasury Notes:
    7.125%, due 10-15-98                        200,000         209,626
    7.250%, due 02-15-98                        100,000         103,969
    7.750%, due 12-31-99                        100,000         108,531
                                                              _________

Total U. S. Government (cost 400,438)                           422,126
                                                              _________


Total investments held  (cost 2,816,346)                      3,470,332

<F1>
non income producing security

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO        Shares         Value
Cash and Cash Equivalents (11.15%)

  Wells Fargo Money Market Fund                 525,472        525,472
  (cost 525,472)

Corporate Debt Securities (12.03%):

  Industrial (12.03%):

    Atlantic Richfield Mtn, 8.550%,
       due 03-01-12                             150,000        180,924
    Boeing Co DEB, 7.250%, due 06-15-25         150,000        162,214
    Caterpillar Mtn, 8.100%, due 01-15-04       100,000        111,351
    WalMart Stores Inc, 8.625%, due 04-01-01    100,000        112,014
                                                             _________

Total Corporate Debt Securities                                566,503
(cost 508,489)                                               _________


U.S. Gov't & Agency Obligations (76.82%):

  U.S. Treasury Obligations (42.09%)
   Bonds:
    7.250%, due 05-15-16                        700,000        799,316
    7.875%, due 02-15-21                        100,000        122,969

   Notes:
    5.875%, due 02-15-04                        100,000        102,000
    6.375%, due 01-15-99                        400,000        412,252
    6.375%, due 08-15-02                        100,000        104,938
    7.750%, due 02-15-01                        400,000        441,500
                                                             _________
                                                             1,982,975
  Federal Home Loan Mortgage Notes (6.23%):
    8.000%, due 03-15-20                         93,263         94,021
    7.500%, due 02-01-25                        190,826        195,655
    10.500%, due 02-01-01                         3,565          3,753
                                                               _______
                                                               293,429

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (76.82%): continued

  Federal National Mortgage Association
  Pooled Notes (13.85%):
    9.000%, due 11-01-04                         20,556         21,623
    6.000%, due 11-01-23                        232,801        225,016
    6.500%, due 11-01-25                        249,703        246,737
    8.500%, due 04-25-18                         30,267         30,664
    7.950%, due 12-25-19                        126,227        128,553
                                                               _______
  Government National Mortgage                                 652,593
  Association Pooled Notes (14.65%):
    7.500%, due 05-15-07                         58,324         59,965
    7.500%, due 07-15-07                         48,345         49,704
    11.000%, due 07-15-15                        10,868         12,268
    12.000%, due 06-15-15                         1,315          1,516
    9.500%, due 09-15-19                         29,576         31,729
    9.000%, due 12-15-19                         47,708         50,526
    7.500%, due 12-15-23                        230,391        236,870
    6.500%, due 11-15-09                        245,618        247,843
                                                               _______
                                                               690,421

Total U.S. Government (cost 3,315,677)                       3,619,418
                                                             _________

Total investments held (cost 4,349,637)                      4,711,393

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued
December 31, 1995
SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO       Shares         Value
Cash and Cash Equivalents (3.25%)

  Wells Fargo Money Market Fund                 194,981        194,981
  (cost 194,981)

Corporate Debt Securities (15.21%):

  Financial (9.25%):

    AVCO Finl, 7.500%, due 11-15-96             100,000        101,658
    Beneficial Mtn, 6.120%, due 08-27-97        100,000        100,899
    Household Fin, 7.500%, due 03-15-97         100,000        102,249
    World S&L Mtn, 4.850%, due 04-01-96         250,000        249,620
                                                               _______
  Industrial (4.27%):                                          554,426

    Hertz Corp, 6.700%, due 06-15-02            150,000        154,286
    Waste Mgmt, 7.875%, due 08-15-96            100,000        101,330
                                                               _______
  Utility (1.69%):                                             255,616

    Pacific Gas and Electric,
       7.140%, due 12-02-96                     100,000        101,406
                                                               _______

Total Corporate Debt Securities                                911,448
(cost 898,215)                                                 _______

U.S. Gov't & Agency Obligations (81.54%):

  U.S. Treasury Notes (71.66%):
    5.125%, due 12-31-98                        200,000        199,250
    5.750%, due 08-15-03                        250,000        253,203
    4.750%, due 08-31-98                        250,000        246,953
    5.125%, due 04-30-98                        750,000        748,125
    5.500%, due 07-31-97                        250,000        251,095
    5.750%, due 10-31-97                        550,000        555,159
    6.000%, due 10-15-99                        500,000        511,720
    6.250%, due 01-31-97                        750,000        758,205
    6.375%, due 01-15-99                        400,000        412,252
    6.750%, due 05-31-99                        100,000        104,406
    6.875%, due 03-31-97                        250 000        255,000
                                                             _________
                                                             4,295,368

SCHEDULE OF INVESTMENTS, continued
December 31, 1995

SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (81.54%): continued

  Federal Home Loan Mortgage Notes (5.79%):
    8.000%, due 03-15-20                         46,632         47,010
    7.500%, due 12-15-05                        192,453        194,196
    7.000%, due 09-01-99                        103,951        105,964
                                                               _______
  Federal National Mortgage Association                        347,170
  Pooled Notes (4.09%):
    6.500%, due 10-01-10                        244,010        245,230
                                                             _________

Total U.S. Government (cost 4,828,946)                       4,887,768
                                                             _________

Total investments held (cost 5,922,142)                      5,994,197

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

MONEY MARKET PORTFOLIO                          Shares
Value
Cash and Cash Equivalents (15.87%)

  Wells Fargo Money Market Fund               378,477        378,477
  (cost 378,477)

U.S. Gov't & Agency Obligations (84.13%):

  U.S. Treasury Notes (84.13%):
    5.875%, due 05-31-96                        500,000        501,250
    6.125%, due 07-31-96                        300,000        301,500
    4.625%, due 02-29-96                        250,000        249,765
    5.500%, due 04-30-96                        500,000        500,470
    6.250%, due 01-31-97                        250,000        252,735
    7.500%, due 02-29-96                        200,000        200,750
                                                             _________

Total U.S. Government (cost 1,999,008)                       2,006,470
                                                             _________

Total investments held (cost 2,377,485)                      2,384,947

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS
STATEMENTS OF OPERATIONS
December 31, 1995

NOTE: International Value Equity inception date is November 30,1995
                            International  Growth     Value       Balanced   Long-          Short-        Money Market
                            Value Equity   Equity     Equity                 Intermediate   Intermediate
                                                                             Fixed Income   Fixed Income
Investment income:
  Interest income               1,182          7,606      95,723     90,446    293,593        371,092       143,411
  Dividend income                   0         23,662     446,151     33,855          0              0             0
  Other income                      0              0      12,364          0          0              0             0
                              _______        _______     _______    _______    _______        _______       _______
Total investment income         1,182         31,268     554,238    124,301    293,593        371,092       143,411

Expenses:
  Investment advisory fees        236         25,140     176,999     17,929     20,475         30,205        13,442
  Administration fees             317         15,474      92,375     14,818     21,002         29,785        12,708
  Custodian fees                  129          6,940      40,798      6,565      9,311         12,878         5,537
  Legal fees                       40          2,063      12,364      1,957      2,791          4,109         1,780
  Audit fees                       31          1,603       9,540      1,517      2,169          3,109         1,341
  Insurance                        20          1,019       5,463        943      1,353          1,926           921
  Printing                          0            246       1,343        221        307            429           180
  Programming                      75            122         773        119        171            259           111
                            _________      _________   __________ _________  _________      _________     _________
Total expenses                    848         52,607     339,655     44,069     57,579         82,700        36,020

Net investment income
 (loss)                           334        (21,339)    214,583     80,232    236,014        288,392       107,391

Realized and unrealized
 gain on investments:
Net realized gain
 on securities sold                 0         75,785    1,690,989     5,492      6,981          1,808        16,730
Realized gain on expired
 written option contracts           0              0            0     1,040          0              0             0
                             ________      _________      _______   _______    _______      _________      ________
Total realized gain
 on investments                     0         75,785    1,690,989     6,532      6,981          1,808        16,730

Unrealized appreciation
 on investments                 6,681        379,367    2,336,498   537,745    452,522        339,459        11,965
                            _________      _________   __________ _________  _________      _________     _________
Net realized and unrealized
 gain on investments            6,681        455,152    4,027,487   544,277    459,503        341,267        28,695
                            _________      _________   __________ _________  _________      _________     _________
Net increase in
net assets resulting
from operations                 7,015        433,813    4,242,070   624,509    695,517        629,659       136,086

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the period from November 30, 1995 (inception) through December 31, 1995


INTERNATIONAL EQUITY PORTFOLIO                              1995
Increase in net assets from operations:

 Net investment income                                        334
 Net unrealized appreciation                                6,681
                                                        _________
  Net increase in net assets
  resulting from operations                                 7,015

Increase in net assets from unitholder
 activity                                                 798,343
                                                        _________

   Total increase in net assets                           805,358

Net assets, beginning of period                                 0
                                                        _________

Net assets, end of period                                 805,358


Undistributed net investment income included in net assets:

  Beginning of period                                           0

  End of period                                               334

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


GROWTH EQUITY PORTFOLIO                                    1995         1994
Increase (decrease) in net assets from operations:

 Net investment (loss)                                   (21,339)      (18,923)
 Net realized gain                                         75,785      143,213
 Net unrealized appreciation (depreciation)               379,367     (308,736)
                                                        _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               433,813     (184,446)

Increase (decrease) in net assets from unitholder
 activity                                                 388,192     (518,840)
                                                        _________     _________

   Total increase (decrease) in net assets                822,005     (703,286)

Net assets, beginning of year                           2,539,192    3,242,478
                                                       __________    __________

Net assets, end of year                                 3,361,197    2,539,192


Undistributed net investment (loss) included in net assets:

  Beginning of year                                      (37,905)      (18,982)

  End of year                                            (59,244)      (37,905)

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


VALUE EQUITY PORTFOLIO                                    1995         1994
Increase (decrease) in net assets from operations:

 Net investment income                                    214,583      113,776
 Net realized gain                                      1,690,989    1,456,043
 Net unrealized appreciation (depreciation)             2,336,498   (1,767,727)
                                                        _________   ___________
  Net increase (decrease) in net assets
  resulting from operations                             4,242,070     (197,908)

Increase (decrease) in net assets from unitholder
 activity                                               (786,548)    1,505,251
                                                        _________    __________

   Total increase in net assets                         3,455,522    1,307,343

Net assets, beginning of year                          16,824,891   15,517,548
                                                       __________   ___________

Net assets, end of year                                20,280,413   16,824,891


Undistributed net investment income included in net assets:

  Beginning of year                                       916,382      802,606

  End of year                                           1,130,965      916,382

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


BALANCED PORTFOLIO                                         1995         1994
Increase (decrease) in net assets from operations:

 Net investment income                                     80,232       73,263
 Net realized gain                                          6,532       52,796
 Net unrealized appreciation (depreciation)               537,745     (137,308)
                                                        _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               624,509      (11,249)

Increase (decrease) in net assets from unitholder
 activity                                                 378,817     (356,923)
                                                        _________     _________

   Total increase (decrease) in net assets              1,003,326     (368,172)

Net assets, beginning of year                           2,486,166    2,854,338
                                                       __________    __________

Net assets, end of year                                 3,489,492    2,486,166


Undistributed net investment income included in net assets:

  Beginning of year                                       376,114      302,851

  End of year                                             456,346      376,114

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO                    1995         1994
Increase (decrease) in net assets from operations:

 Net investment income                                    236,014      232,697
 Net realized gain                                          6,981       55,793
 Net unrealized appreciation (depreciation)               452,522     (495,768)
                                                        _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               695,517     (207,278)

Increase (decrease) in net assets from unitholder
 activity                                                 263,582   (1,185,195)
                                                        _________   ___________

   Total increase (decrease) in net assets                959,099   (1,392,473)

Net assets, beginning of year                           3,763,313    5,155,786
                                                       __________    __________

Net assets, end of year                                 4,722,412    3,763,313


Undistributed net investment income included in net assets:

  Beginning of year                                     1,234,748    1,002,051

  End of year                                           1,470,762    1,234,748

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO                   1995         1994
Increase (decrease) in net assets from operations:

 Net investment income                                    288,392      325,371
 Net realized gain (loss)                                   1,808       (9,633)
 Net unrealized appreciation (depreciation)               339,459     (505,502)
                                                        _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               629,659     (189,764)

Decrease in net assets from unitholder
 activity                                               (738,676)   (1,203,991)
                                                        _________   ___________

   Total decrease in net assets                         (109,017)   (1,393,755)

Net assets, beginning of year                           6,181,533    7,575,288
                                                       __________    __________

Net assets, end of year                                 6,072,516    6,181,533


Undistributed net investment income included in net assets:

  Beginning of year                                     1,245,130      919,759

  End of year                                           1,533,522    1,245,130

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


MONEY MARKET PORTFOLIO                                      1995         1994
Increase (decrease) in net assets from operations:

 Net investment income                                    107,391       91,263
 Net realized gain (loss)                                  16,730      (12,117)
 Net unrealized appreciation                               11,965        1,106
                                                        _________     _________
  Net increase in net assets
  resulting from operations                               136,086       80,252

Increase (decrease) in net assets from unitholder
 activity                                               (285,965)      515,219
                                                        _________     _________

   Total increase (decrease) in net assets              (149,879)      595,471

Net assets, beginning of year                           2,715,644    2,120,173
                                                       __________    __________

Net assets, end of year                                 2,565,765    2,715,644


Undistributed net investment income included in net assets:

  Beginning of year                                     1,166,689    1,075,426

  End of year                                           1,274,080    1,166,689

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS


1.  Organization:

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans (the Trust) is a collective investment trust which was established under the laws of the State of California by the Alameda-Contra Costa Medical Association (the Associaton) to be managed by a supervisory comittee with Wells Fargo Bank, National Assocations (Wells Fargo), acting as the custodial trustee (the Custodial Trustee) under a Declaration of Trust dated February 9, 1990. The Association is also administrator of the Trust pursuant to an Administrative Services agreement between the Trust and the Association. The Trust is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Units of beneficial interest in the Portfolios (the Units) are sold without a sales charge and are available only to Retirement Plans.

The Trust offers seven investment portfolios, each with a different investment objective, for the investment of funds held in retirement plans. The Prospectus for the Trust includes certain investment restrictions that cannot be changed for any portfolios without the approval of a majority of the outstanding units of that portfolio. These restrictions, amond other matters, limit the purchase of certain securities of a particular issuer to no more than 5% of the value of the total assets of that portfolio. For purposes of this restriction, cash equivalents (including commercial paper) with maturities of 90 days or less, are considered exempt.


2.  Summary of Significant Accounting Policies:

Security Valuation:

Investments for which market quotations are readily available are stated at market value, which is determined using the last reported closing price. Securities traded over-the-counter are stated at the last reported bid price or last current sales price, as applicable. United States government and agency obligations are valued at bid quotations from the Federal Reserve Bank for identical or similar obligations. Short-term money market instruments are calculated at bid quotations or by reference to bid quotations for similar instruments of issuers with similar credit ratings. Debt securities with remaining maturities of 60 days or less are stated at amortized cost which approximates market value.
PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

2.  Summary of Significant Accounting Policies:

Security Transactions and Related Investment Income:

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is computed on an average cost basis.

Distributions:

The Trust does not declare any pay dividends on its investment income. Income earned on assets in the portfolio is included in the total value of assets of that portfolio as are realized gains or losses from security transactions and unrealized appreciation or depreciation on securities held.

Fund Valuation:

The value of participating units, upon admission to or withdrawal from the Trust, is based upon the net asset value as of the current month end date. There are no transaction fees charged.

Taxation:

As a group trust organized for the collective investment of the assets of Retirement Plans, the Trust is exempt from income tax pursuant to Revenue Ruling 81-100 of the Internal Revenue
Service.


3.  Covered Call Options:

The Balanced Portfolio writes covered call options in which premiums received are recorded as a liability which is marked to market to reflect the current value of the options written. A covered call option gives the holder the right to purchase the underlying security which the Balanced Portfolio owns at any time during the option period at a predetermined exercise price. The risk in writing a covered call option is that the Balanced Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. Proceeds from covered call options exercised are increased by the amount of premiums received.
PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
3.  Covered Call Options, continued             Number    Cost

Balance at beginning of the year                 2,000     3,697

Options exercised during the year:

Inter Bus Mach Call at 75, 01-21-95             (1,000)   (2,657)

Options expired during the year:

Sun Micro System Inc Call at 35, 01-21-95       (1,000)   (1,040)
                                                _______   _______

Balance at end of year                               0         0

4.  Investment Management and Administration:

Under the terms of the Declaration of Trust, the custodial trustee will maintain possession of the assets of the portfolios and perform certain other services. The custodial trustee will be paid a quarterly fee for these services as specified in the Declaration of Trust.

The Association will provide certain administrative and accounting services to the Trust in accordance with the terms of the Administrative Services Agreement. As compensation for its services, the Association is paid a quarterly fee at the annual rate of 45/100 of 1% of the aggregate fair market value of the assets of the combined portfolios determined as of the last business day of each calendar quarter, plus an additional $1,000 per month.

Portfolio management services will be provided by various investment managers who will receive management fees according to the terms of the related Investment Management Agreements.

5.  Brokerage Commissions Paid to Affiliated Brokers:

During the year ended December 31, 1995, the International Value Equity, Growth Equity, Value Equity and Balanced Portfolios paid $0, $1,051, $4,360 and $0 respectively, to Kidder Peabody for commissions, and paid $132, $9,194, $173,538 and $2,679, respectively to Paine Webber for commissions. A broker for Paine Webber, formerly Kidder Peabody, is a consultant for the Trust.

NOTES TO FINANCIAL STATEMENTS, continued

6.  Purchases and Sales of Investment Securities:

The aggregate cost of purchases and proceeds form sales of investments (excluding short-term and U.S. government securities for the year ended December 31, 1995, were as follows:

NOTE: International Value Equity inception date is November 30, 1995

                                                                              Long-         Short-
                         International  Growth     Value                  Intermediate   Intermediate   Money
                            Equity      Equity     Equity      Balanced   Fixed Income   Fixed Income   Market

Purchases                    483,215    1,340,920  19,228,097  448,924          0        149,205        0

Proceeds from sales                0    1,016,361  17,476,780  168,012    214,249        102,802        0


The aggregate cost of purchases and proceeds from sales of U.S. government securities for the year ended December 31,
1995 were as follows:

NOTE: International Value Equity inception date is November 30, 1995

                                                                              Long-         Short-
                         International  Growth     Value                  Intermediate   Intermediate   Money
                            Equity      Equity     Equity      Balanced   Fixed Income   Fixed Income   Market

Purchases                    0          0          0           200,000    1,011,372        978,656      2,300,125

Proceeds from sales          0          0          0             3,811      210,369      1,479,813      1,752,148

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS



NOTES TO FINANCIAL STATEMENTS, continued

7.  Unit Activity:

At December 31, 1995, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1995, are as follows:

NOTE: International Value Equity inception date is November 30,1995.

                                                                                                      Long-
                                                                                                      Intermediate
                     International Equity  Growth Equity      Value Equity           Balanced         Fixed Income
                     Units    Amount      Units    Amount   Units    Amount      Units    Amount    Units    Amount
Sales                     0         0       5,510    81,588   6,346     675,829   3,238    140,517   1,604     83,084
Transfers from
 other portfolios    79,824   798,343      42,756   622,375   1,780     181,391   9,653    411,863   11,597    612,389
Redemptions               0         0      (3,212)  (43,693) (4,313)   (430,977)   (761)   (33,752)  (5,718)  (296,865)
Transfers to
 other portfolios         0         0     (18,990) (272,078)(10,912) (1,212,791) (3,225)  (139,811)  (2,484)  (135,026)
                     ______   _______     _______  ________ _______  __________   ______  ________   ______    _______
Net increase
 (decrease)          79,824   798,343      26,064   388,192  (7,099)   (786,548)  8,905    378,817    4,999    263,582

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued

7.  Unit Activity:, continued

At December 31, 1995, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1995, are as follows:
                           Short-
                           Intermediate
                           Fixed Income         Money Market
                           Units     Amount     Units     Amount
Sales                        2,546     51,213       9,349   403,811
Transfers from
 other portfolios           10,634    220,234       4,992   215,759
Redemptions                (21,515)  (423,834)     (4,408) (189,176)
Transfers to
 other portfolios          (29,061)  (586,289)    (16,627) (716,359)
                           _______   ________     _______  ________

Net increase (decrease)    (37,396)  (738,676)     (6,694) (285,965)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

8.  Unit Activity:

At December 31, 1994, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1994, are as follows:

NOTE: International Value Equity inception date is November 30, 1995

                                                                                                      Long-
                                                                                                      Intermediate
                     International Equity  Growth Equity     Value Equity        Balanced             Fixed Income
                     Units   Amount       Units    Amount   Units   Amount     Units   Amount       Units     Amount
Sales                    0       0          4,926    60,881  9,218    875,603     881    32,200        984      48,240
Transfers from
 other portfolios        0       0         28,101   339,079 15,234  1,486,530   2,931   109,980      3,947     190,378
Redemptions              0       0        (14,571) (178,462)(5,297)  (504,459) (6,087) (222,575)    (6,422)   (311,503)
Transfers to
 other portfolios        0       0        (58,242) (740,338)(3,765)  (352,423) (7,695) (276,528)   (22,098) (1,112,310)
                     _____   _____        _______  ________ ______  _________  ______  ________    _______  __________
Net increase
 (decrease)              0       0        (39,786) (518,840)15,390  1,505,251  (9,970) (356,923)   (23,589) (1,185,195)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

8.  Unit Activity:, continued

At December 31, 1994, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1994, are as follows:

                           Short-
                           Intermediate
                           Fixed Income            Money Market
                           Units      Amount       Units
Amount
Sales                        5,632     106,935      10,311   425,635
Transfers from
 other portfolios            6,884     132,156      45,319 1,855,081
Redemptions                (37,218)   (706,088)    (21,011) (870,886)
Transfers to
 other portfolios          (38,964)   (736,994)    (21,640) (894,611)
                           _______  __________     _______  ________

Net increase (decrease)    (63,666) (1,203,991)     12,979   515,219

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the period November 30, 1995 (inception) through December 31, 1995, is as follows:

INTERNATIONAL EQUITY PORTFOLIO           1995
Net asset value, beginning of period     10.00

Net investment income                        0

Net realized and unrealized gain (loss)    .09
                                         _____

Total from investment operations           .09

Net asset value, end of period           10.09

Total Return                              0.90%


Ratios and Supplemental Data


Net assets at end of period (in000's)      805

Ratio of expenses to average net assets   0.11%

Ratio of net investment income to
 average net assets                       0.04%

Portfolio turnover rate                      0%

Average commission rate per share        0.0600

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994 and 1993, and the period
October 1, 1992 (inception) through December 31, 1992, are as follows:


GROWTH EQUITY PORTFOLIO                   1995      1994     1993      1992

Net asset value, beginning of year        12.12     13.01    11.74     10.00

Net investment gain (loss)                 (.07)     (.11)    (.07)     (.01)

Net realized and unrealized gain (loss)    2.22      (.78)    1.34      1.75
                                          _____     _____    _____     _____

Total from investment operations           2.15      (.89)    1.27      1.74

Net asset value, end of year              14.27     12.12    13.01     11.74

Total Return                              17.74%    (6.84)%  10.82%    69.60% <F1>


Ratios and Supplemental Data


Net assets at end of year (in 000's)      3,361     2,539    3,242     1,660

Ratio of expenses to average net assets    1.67%     1.86%    1.79%      .41%

Ratio of net investment income to
 average net assets                        (.68)%    (.72)%   (.68)%    (.07)%

Portfolio turnover rate                   33.63%    52.49%   38.58%    12.95%

Average commission rate per share         0.1339

<F1>
annualized

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


VALUE EQUITY PORTFOLIO                   1995      1994      1993     1992      1991

Net asset value, beginning of year        94.93     95.88    83.11     73.63     60.74

Net investment income                      1.48       .21      .78      1.54      1.64

Net realized and unrealized gain (loss)   22.79     (1.16)   11.99      7.94     11.25
                                          _____    ______    _____     _____     _____

Total from investment operations          24.27      (.95)   12.77      9.48     12.89

Net asset value, end of year             119.20     94.93    95.88     83.11     73.63

Total Return                              25.57%     (.99)%  15.37%    12.88%    21.22%


Ratios and Supplemental Data


Net assets at end of year (in 000's)     20,280    16,825   15,518    12,622    11,761

Ratio of expenses to average net assets    1.82%     1.99%    1.99%     2.01%     2.16%

Ratio of net investment income to
 average net assets                        1.15%      .70%    1.18%     1.75%     2.39%

Portfolio turnover rate                  103.58%   116.01%   65.85%    85.40%    75.67%

Average commission rate per share         0.1486

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


BALANCED PORTFOLIO                       1995      1994      1993     1992      1991

Net asset value, beginning of year        37.05     37.04    34.19     32.48     27.43

Net investment income                       .40      1.67     1.55       .65       .76

Net realized and unrealized gain (loss)    8.46     (1.66)    1.30      1.06      4.29
                                          _____    ______    _____     _____     _____

Total from investment operations           8.86       .01     2.85      1.71      5.05

Net asset value, end of year              45.91     37.05    37.04     34.19     32.48

Total Return                              23.91%      .03%    8.34%     5.26%    18.41%


Ratios and Supplemental Data


Net assets at end of year (in 000's)      3,489     2,486    2,854     3,223     2,593

Ratio of expenses to average net assets    1.47%     1.63%    1.63%     1.64%     1.78%

Ratio of net investment income to
 average net assets                        2.68%     3.09%    2.57%     2.59%     3.37%

Portfolio turnover rate                    6.30%     5.18%    4.75%    17.78%    13.61%

Average commission rate per share         0.1872

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO 1995      1994      1993     1992      1991

Net asset value, beginning of year        48.23     50.73    46.46     43.67     38.04

Net investment income                      1.89      5.96     2.94      3.03      2.36

Net realized and unrealized gain (loss)    6.76     (8.46)    1.33      (.24)     3.27
                                          _____    ______    _____     _____     _____

Total from investment operations           8.65     (2.50)    4.27      2.79      5.63

Net asset value, end of year              56.88     48.23    50.73     46.46     43.67

Total Return                              17.93%    (4.93)%   9.19%     6.39%    14.80%


Ratios and Supplemental Data


Net assets at end of year (in 000's)      4,722     3,763    5,156     4,908     4,843

Ratio of expenses to average net assets    1.35%     1.49%    1.49%     1.52%     1.70%

Ratio of net investment income to
 average net assets                        5.53%     5.64%    5.44%     6.11%     6.49%

Portfolio turnover rate                    5.95%        0%   10.68%     9.79%    20.60%

Average commission rate                   14.86%

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO 1995      1994     1993      1992      1991

Net asset value, beginning of year         18.85     19.35    18.19     17.15     15.37

Net investment income                       1.48      1.45      .78       .01       .85

Net realized and unrealized gain (loss)      .57     (1.95)     .38      1.03       .93
                                           _____    ______    _____     _____     _____

Total from investment operations            2.05      (.50)    1.16      1.04      1.78

Net asset value, end of year               20.90     18.85    19.35     18.19     17.15

Total Return                               10.88%    (2.58)%   6.38%     6.06%    11.58%


Ratios and Supplemental Data


Net assets at end of year (in 000's)       6,073     6,182    7,575     6,747     3,336

Ratio of expenses to average net assets     1.37%     1.51%    1.47%     1.47%     1.68%

Ratio of net investment income to
 average net assets                         4.76%     4.78%    4.75%     5.16%     6.04%

Portfolio turnover rate                    19.21%        0%   25.60%     6.69%    41.22%

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


MONEY MARKET PORTFOLIO                    1995      1994        1993      1992      1991

Net asset value, beginning of year         41.80     40.78      39.94     38.66     36.77

Net investment income                       3.91      1.15  <F1> 9.38      7.29      2.74

Net realized and unrealized gain (loss)    (1.68)    ( .13) <F1>(8.54)    (6.01)     (.85)
                                           _____    ______      _____     _____     _____

Total from investment operations            2.23      1.02        .84      1.28      1.89

Net asset value, end of year               44.03     41.80      40.78     39.94     38.66

Total Return                                5.33%     2.50%      2.10%     3.31%     5.14%


Ratios and Supplemental Data


Net assets at end of year (in 000's)       2,566     2,716      2,120     3,481     7,415

Ratio of expenses to average net assets     1.38%     1.50%      1.59%     1.55%     1.76%

Ratio of net investment income to
 average net assets                         4.11%     2.87%      3.60%     4.33%     5.10%

<F1>
Per share amounts have been calculated using the average shares outstanding during the period.

PART C  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          The Financial Statements filed as part of this Registration Statement are as follows:



          Report of Independent Auditors dated February 9, 1996; Schedules of Investments at December 31, 1995; Statements of Assets and Liabilities at December 31, 1995; Statements of Operations for the year ended December 31, 1995; Statements of Changes in Net Assets for the years ended December 31, 1994 and December 31, 1995.

     (b)  Exhibits

          (1) Declaration of Trust dated February 9, 1990, Amendment to Declaration of Trust dated June 29, 1992 <F1>
          (2)  Rules and Procedures of the Supervisory
               Committee <F1>
          (3)  Not applicable
          (4)  Not applicable
          (5)  Investment Management Agreement <F1>
          (6)  Not applicable
          (7)  Not applicable
          (8)  Fee Schedule between the Trust and the Custodial
               Trustee <F1>
          (9) Administrative Services Agreement between the Trust and the Association <F1>
               Addendum to Administrative Services Agreement <F1>
         (10)  Opinion and Consent of Hassard Bonnington
         (11) Consent of Coopers & Lybrand L.L.P., independent accountants
         (12)  Not applicable
         (13)  Form of Investment Letter <F1>
         (14)  Model Plan Documents <F1>
         (15)  Not applicable
         (16)  Not applicable

Item 25.  Persons Controlled By or Under Common Control With
          Registrant <F1>
[FN]
<F1>
Incorporated by reference to same item of previously filed
Registration Statement.




Item 26.  Number of Holder of Securities
                            Number of
Title of Class            Record Holders            Date
Units of International
  Value Equity Portfolio         18             December 31, 1995
Units of Value Equity
  Portfolio                     184             December 31, 1995
Units of Growth Equity
  Portfolio                      68             December 31, 1995
Units of Balanced Portfolio      66             December 31, 1995
Units of Long-Intermediate       72             December 31, 1995
  Fixed Income Portfolio
Units of Short-Intermediate      77             December 31, 1995
  Fixed Income Portfolio
Units of Money Market            65             December 31, 1995
  Portfolio

Item 27.  Indemnification <F1>
[FN]
<F1>
Incorporated by reference to same item of previously filed
Registration Statement.

Item 28.  Business and Other Connections of Investment Adviser




Item 29.  Principal Underwriters

         (a) The Securities and Exchange Commission may regard the Alameda-Contra Costa Medical Association as the
Registrant's statutory principal underwriter, because of an agreement with the Trust by the Association to inform its existing and potential members and Participants of the availability of the Units as an investment option for assets of Retirement Plans and because of its establishment of the Trust.
The Alameda-Contra Costa Medical Association does not act as a principal underwriter, depositor or investment advisor to any other investment companies. The Trust's assets are not used to pay the costs of distribution.

         (b) Information with respect to each Council member and officer (i.e., each officer with the title of executive vice-president or higher) of the Alameda-Contra Costa
Medical Association is furnished in the following table:

                           Position and              Position and
Name and Principal         Offices with              Offices with
Business Address <F2>      Underwriter               Registrant
Lyle N. Yates              President
                           and Council Member

Patricia L. Austin         Vice-President
                           and Council Member

Ernest E. Kundert          Secretary-Treasurer
                           and Council Member

Frank E. Staggers          Immediate Past President
                           and Council Member

Istvan Borocz              Council Member
James Bryant               Council Member
Ronald Cooper              Council Member
Sharon Drager              Council Member
Thomas Forde               Council Member
Michael Gorin              Council Member
John Hadley                Council Member
Roger Iliff                Council Member
William H. Johnson, Jr.    Council Member
Albert Kahane              Council Member
Howard Maccabee            Council Member
Mary Alice Murphy          Council Member
Michael Ranahan            Council Member
Gerald Rogan               Council Member
Stephen Ross               Council Member
Colin Sinclair             Council Member
Donald Townsend            Council Member
Steven Una                 Council Member
Stephen Van Meter          Council Member
John Wheaton               Council Member
Bernard Wolf               Council Member

<F2>
All at 6230 Claremont Avenue, Oakland CA 94618

Item 30.  Location of Accounts and Records <F1>

Item 31.  Management Services <F1>

Item 32.  Undertakings <F1>
[FN]
<F1>
Incorporated by reference to same item of previously filed
Registration Statement.

SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oakland, and State of California on the 23rd day of February, 1996.

Alameda-Contra Costa Medical Association Collective Investment
Trust for Retirement Plans



By: L. Richard Mello
(Signature)

Its: Principal Financial Officer


POWER OF ATTORNEY

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.





Robert E. Gwynn, M.D.     Chairman, Chief       February 26, 1996
                          Executive Officer and
                          Member of the
                          Supervisory Committee
                          (Principal Executive
                          Officer)

Klaus R. Dehlinger, M.D.  Member of the         February 26, 1996
                          Supervisory Committee

Bruce M. Fisher, M.D.     Vice Chairman, Member February 26, 1996
                          of the Supervisory
                          Committee

William R. Forsythe, M.D. Member of the         February 26, 1996
                          Supervisory Committee

Carl Goetsch, M.D.        Member of the         February 26, 1996
                          Supervisory Committee

Albert K. Greenberg, M.D. Member of the         February 26, 1996
                          Supervisory Committee

Robert R. Haumeder, M.D.  Member of the         February 26, 1996
                          Supervisory Committee


Richard Marchick, M.D.    Member of the         February 26, 1996
                          Supervisory Committee

Robert J. Oakes, M.D.     Member of the         February 26, 1996
                          Supervisory Committee

Richard Rihn, M.D.        Member of the         February 26, 1996
                          Supervisory Committee

William N. Guertin        Secretary and         February 26, 1996
                          Member of the
                          Supervisory Committee

L. Richard Mello          Treasurer and Member  February 26, 1996
                          of the Supervisory
                          Committee (Principal
                          Financial Officer)






By:  L. Richard Mello
     (signature)
     Attorney-in-fact




Registration No. 33-32684


SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


EXHIBITS to FORM N-lA



Registration Statement Under The Securities Act of 1933
Post-Effective Amendment No. 7 and The Investment Company Act of
1940
Amendment No. 10

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

EXHIBIT INDEX


Exhibit
Number

(10) Opinion and consent of Hassard Bonnington

(11) Consent of Coopers & Lybrand L.L.P., Independent Accountants